As filed with the Securities and Exchange Commission on October 10, 1996

Securities Act File No. 33-_________
Investment Company Act File No. 811-7686
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------
                                    Form N-2

                        (Check appropriate box or boxes)
[X]         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]                        Pre-Effective Amendment No.
[ ]                       Post-Effective Amendment No.
                                     and/or
[X]                REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
[ ]                        Pre-Effective Amendment No.
[X]                      Post-Effective Amendment No. 1


                              THE EMERGING MARKETS
                               INCOME FUND II INC
                Exact name of Registrant as specified in charter
                                   ----------
                            Seven World Trade Center
                            New York, New York 10048
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (212) 783-7000
               Registrant's Telephone Number, including Area Code
                                   ----------
                                Michael S. Hyland
                                    President
                      Salomon Brothers Asset Management Inc
                            Seven World Trade Center
                            New York, New York 10048
  Name and address (Number, Street, City, State, Zip Code) of Agent for Service
                                   ----------
                                 with copies to:
                              Gary S. Schpero, Esq.
                           Simpson Thacher & Bartlett
                              425 Lexington Avenue
                          New York, New York 10017-3909
                                 (212) 455-2000
                                   ----------

     If any of the securities being registered on this Form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered only in connection with a dividend reinvestment plan, check the following box. [X]

     It is proposed that this filing will become  effective  (check  appropriate box):
     [X]   when declared effective pursuant to Section 8(c)

     This registration statement relates to the registration of an indeterminate number of shares solely for market-making transactions. A fee of $100 is being paid at this time. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-2 (File No. 33-61796).

                     THE EMERGING MARKETS INCOME FUND II INC

                              CROSS-REFERENCE SHEET
                          Parts A and B of Prospectus*

Items in Parts A and B of Form N-2                        Location in Prospectus
----------------------------------                        ----------------------
1.    Outside Front Cover..............................   Cover of Prospectus
2.    Inside Front and Outside Back Cover Page.........   Inside Front and Outside Back
                                                              Cover of Prospectus
3.    Fee Table and Synopsis...........................   Prospectus Summary;
                                                              Summary of Expenses
4.    Financial Highlights.............................   Financial Highlights
5.    Plan of Distribution.............................   Cover of Prospectus
6.    Selling Shareholders.............................   Not Applicable
7.    Use of Proceeds..................................   Use of Proceeds; Investment  Objective and Policies;
                                                              Additional Investment Activities
8.    General Description of the Registrant............   Cover of Prospectus; Prospectus
                                                              Summary; The Fund; Investment Objective and Policies;
                                                              Additional Investment Activities; Investment
                                                              Restrictions; Description of Capital Stock
9.    Management.......................................   Management of the Fund;
                                                              Custodian, Transfer Agent, Dividend Paying Agent
                                                              and Registrar; Description of Capital Stock
10.   Capital Stock, Long-Term Debt
         and Other Securities..........................   Description of Capital Stock; Dividends and Distributions;
                                                              Dividend Reinvestment and Cash Purchase Plan; Taxation
11.   Defaults and Arrears on Senior Securities........   Not Applicable
12.   Legal Proceedings................................   Not Applicable
13.   Table of Contents of the Statement
           of Additional Information...................   Not Applicable
14.   Cover Page.......................................   Not Applicable
15.   Table of Contents................................   Not Applicable
16.   General Information and History..................   Not Applicable
17.   Investment Objective and Policy..................   Investment Objective and Policies; Additional
                                                              Investment Activities; Investment Restrictions;
                                                              Portfolio Transactions
18.   Management.......................................   Management of the Fund;
                                                              Custodian, Transfer Agent,
                                                              Dividend Paying Agent and Registrar
19.   Control Persons and Principal
         Holders of Securities.........................   Description of Capital Stock
20.   Investment Advisory and Other Services...........   Management of the Fund
21.   Brokerage Allocation and Other Practices.........   Portfolio Transactions
22.   Tax Status.......................................   Dividends and Distributions; Dividend Reinvestment and
                                                              Cash Purchase Plan; Taxation
23.   Financial Statements.............................   Experts; Report of Independent
                                                              Accountants; Statement of Assets
                                                              and Liabilities

----------
* Pursuant to General Instruction H of Form N-2, all information required to be set forth in Part B: Statement of Additional Information has been included in Part A: The Prospectus. All Items required to be set forth in Part C are set forth in Part C.

                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(1) Financial Statements

Parts A & B The Emerging Markets Income Fund II Inc

     (i)    Report of Independent Auditors*

     (ii)   Statement of Investments as of May 31, 1996*

     (iii)  Statement of Assets and Liabilities as of May 31, 1996*

     (iv)   Statement of Operations for the fiscal year ended May 31, 1996*

     (v) Statement of Changes in Net Assets for the fiscal years ended May 31, 1996 and May 31, 1995*

     (vi)   Statement of Cash Flows for the fiscal year ended May 31, 1996*

     (vii)  Notes to Audited Financial Statements*

     (viii) Financial Highlights

-------------
* Incorporated by reference to the Fund's Annual Report to Shareholders for the fiscal year ended May 31, 1996, filed with the Securities and Exchange Commission. [Accession Number 0000902978 96-000002]

Part II   None.

(2) Exhibits

    (a)    Articles of Incorporation(1)

    (b)    By-Laws(2)

    (c)    Not applicable

    (d)    Not applicable

    (e)    Dividend Reinvestment and Cash Purchase Plan(3)

    (f)    Not applicable

    (g)(A) Management Agreement between the Fund and Advantage Advisers, Inc.(4)

    (g)(B) Advisory and Administration Agreement among the Fund (with respect to certain provisions), Salomon Brothers Asset Management Inc. and Advantage Advisors, Inc. (5)

----------

(1) Incorporated by reference to exhibit (a) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed May 20, 1993 (File No. 33-61796).

(2) Incorporated by reference to exhibit (b) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2, filed June 18, 1993 (File No. 33-61796).

(3) Incorporated by reference to the Fund's Annual Report to Stockholders for the fiscal year ended May 31, 1996

(4) Incorporated by reference to exhibit (g)(A) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2, filed June 18, 1993 (File No. 33-61796).

(5) Incorporated by reference to exhibit (g)(B) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2, filed June 18, 1993 (File No. 33-61796).

     (h)(A) Form of Underwriting Agreement(6)

     (h)(B) Master Agreement Among Underwriters(7)

     (h)(C) Master Selected Dealer Agreement(8)

     (i)    Not applicable

     (j)    Custodian Contract between the Fund and Brown Brothers Harriman &
            Co.(9)

     (k)(A) Registrar, Transfer Agency and Service Agreement between the Fund and American Stock & Trust Co.(10)

     (k)(B) Loan Agreement with Morgan Guaranty Trust Company (to be filed by amendment)

     (l)(A) Opinion and Consent of Simpson Thacher & Bartlett (to be filed by amendment)

     (l)(B) Opinion and  Consent of Piper & Maybury  (to be filed by  amendment)

     (m)    Not applicable

     (n)    Consent of Price Waterhouse LLP (to be filed by amendment)

     (o)    Not applicable

     (p) Form of Share Purchase Agreement among the Fund, Salomon Brothers Asset Management Inc. and Oppenheimer & Co., Inc.(11)

     (q)    Not applicable

     (r)    Financial Data Schedules (to be filed by amendment)

     (s)    Powers of Attorney (to be filed by amendment)

----------
(6) The Shares offered by the Prospectus will be offered in order to effect over-the-counter secondary market transactions by Oppenheimer & Co., Inc., ("Oppenheimer") in its capacity as a dealer and secondary market maker and not pursuant to any agreement with the Fund. Shares were originally issued in a public offering pursuant to an Underwriting Agreement, incorporated by reference to exhibit (h)(A) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed May 20, 1993, (File No. 33-61796).

(7) Incorporated by reference to exhibit (h)(B) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed May 20, 1993 (File No. 33-61796).

(8) Incorporated by reference to exhibit (h)(C) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed May 20, 1993 (File No. 33-61796).

(9) Incorporated by reference to exhibit (j) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed May 20, 1993 (File No. 33-61796).

(10) Incorporated by reference to exhibit (k) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed May 20, 1993 (File No. 33-61796).

(11) Incorporated by reference to exhibit (p) to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-2, filed May 20, 1993 (File No. 33-61796).

Item 25. Marketing Arrangements

     Inapplicable. See note accompanying Item 24(h)(A).


Item 26. Other Expenses of Issuance and Distribution

     The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration
Statement:

Registration fees ..........................................     $100
Printing ...................................................        *
Accounting fees and expenses ...............................        *
Legal fees and expenses ....................................        *
Miscellaneous ..............................................        *
                                                                 ----
Total ......................................................     $  *
                                                                 ====
* To be completed by amendment.

Item 27. Persons Controlled by or under Common Control with Registrant

     None.


Item 28. Number of Holders of Securities

     As of September 24, 1996:
                                            (2)
     (1)                                    Number of
     Title of Class                         Record Holders
     --------------                         --------------

     Common Stock, par value $0.001         21,507


Item 29. Indemnification

     Incorporated by reference to Item 29 of Part C to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2, filed June 18, 1993 (File No. 33-61796).

Item 30. Business and Other Connections of the Investment Adviser

     Incorporated herein by reference to Item 30 of Part C to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2, filed June 18, 1993 (File No. 33-61796).


Item 31. Location of Accounts and Records

     Certain accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Advantage Advisers, Inc. (the "Investment Manager"), Oppenheimer Tower, World Financial Center, New York, New York 10281, and Salomon Brothers Asset Management Inc (the "Investment Adviser"), 7 World Trade Center, New York, New York 10048. Records relating to the duties of the Registrant's custodian are maintained by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, and the Registrant's transfer agent by American Stock Transfer & Trust Company, 40 Wall Street, New York, New York 10005.


Item 32. Management Services

     Not applicable.


Item 33. Undertakings

     The Undertakings of the Registrant as set forth in the Fund's Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2, filed June 18, 1993, (File No. 33-61796) are hereby revised as follows.

     The Registrant hereby undertakes:

     a. To file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement;

               A. To include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

               B. To reflect in the prospectus any facts or events arising after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; and

               C. To include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

     b. To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

     c. That, for the purpose of determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

     d. To send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement and Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 9th day of October, 1996.


                              THE EMERGING MARKETS
                               INCOME FUND II INC
                                  (Registrant)
                             by: /s/ Alan Rappaport
                             ----------------------
                                 Alan Rappaport
                              Chairman of the Board

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ Alan Rappaport             Chairman of the Board and Director            October  10, 1996
------------------------         (Principal Executive Officer)
    Alan  Rappaport


/s/ Alan Mandel                  Treasurer (Principal Financial              October  10, 1996
------------------------            and Accounting Officer)
    Alan  Mandel


/s/ Michael S. Hyland               President and Director                   October  10, 1996
------------------------
    Michael S. Hyland


/s/ Charles F. Barber                      Director                          October  10, 1996
------------------------
    Charles F. Barber


/s/ Leslie H. Gelb                         Director                          October  10, 1996
------------------------
    Leslie H. Gelb


/s/ Jeswald W. Salacuse                    Director                          October  10, 1996
------------------------
    Jeswald W. Salacuse


/s/ Riordan Roett                          Director                          October  10, 1996
------------------------
    Riordan Roett

                              The Emerging Markets
                               Income Fund II Inc
                                  Common Stock
                                  ------------

     The Emerging Markets Income Fund II Inc (the "Fund") is a non-diversified, closed-end management investment company. The Fund's primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of government and government related issuers located in emerging market countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers. In addition, up to 35% of the Fund's total assets may be invested in debt securities of corporate issuers located in emerging market countries. Under normal market conditions, at least 65% of the Fund's total assets are invested in U.S. dollar-denominated securities. There can be no assurance that the Fund's investment objectives will be achieved.

    Investment in emerging markets involves certain special considerations, which are not typically associated with investments in the United States. The Fund has the flexibility to invest without limitation in illiquid securities, and substantially all the Fund's assets at any one time may be invested in debt instruments that are low rated or unrated and predominantly speculative. See "Risk Factors and Special Considerations."

    The address of the Fund is Seven World Trade Center, New York, New York 10048. Periodically updated information regarding the markets in which the Fund invests and the Fund's investments is available by calling 1-800-421-4777 or 1-800-725-6666. Investors are advised to read this Prospectus, which sets forth information about the Fund that investors should know before investing, and to retain it for future reference.

     Advantage Advisers, Inc., a subsidiary of Oppenheimer & Co., Inc., acts as Investment Manager to the Fund. Salomon Brothers Asset Management Inc serves as Investment Adviser and administrator to the Fund.

     The Fund's Common Stock is listed and traded on the New York Stock Exchange (the "NYSE") under the symbol "EDF." The Common Stock may be offered pursuant to this Prospectus from time to time in order to effect over-the-counter ("OTC") secondary market sales by Oppenheimer & Co., Inc. in its capacity as a dealer and secondary-market maker at negotiated prices related to prevailing market prices on the NYSE at the time of sale. The closing price for the Common Stock on the NYSE on October 4, 1996, was $15.59. See "Trading History." The Fund will not receive any proceeds from the sale of the Common Stock offered pursuant to this Prospectus.

     The Fund has utilized and expects to continue to utilize leverage through borrowing or, alternatively, by issuing shares of preferred stock or short-term debt securities, in an amount up to 33 1/3% of the Fund's total assets including the amount obtained from leverage. Through these leveraging techniques, the Fund seeks to obtain a higher return for holders of Common Stock than if the Fund did not leverage. There are special risks and costs associated with leveraging. See "Additional Investment Activities--Leverage."

                                   ----------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.
                                   ----------

                             Oppenheimer & Co., Inc.

                 The date of this Prospectus is October 10, 1996

--------------------------------------------------------------------------------

                               PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus.

The Fund ......................    The  Fund  is a  non-diversified,  closed-end
                                     management investment company developed for investors seeking high current income. The Fund is designed to take advantage of attractive yields on securities issued by entities in emerging market countries with improving credit fundamentals. See "The Fund."

Investment Objectives
 and Policies .................    The Fund's primary investment objective is to
                                     seek high  current  income.  As a secondary
                                     objective,    the   Fund   seeks    capital
                                     appreciation.     Under    normal    market
                                     conditions,  the Fund  invests at least 65%
                                     of its total assets in debt  securities  of
                                     government and government  related  issuers
                                     located in emerging market  countries,  and
                                     of  entities   organized   to   restructure
                                     outstanding   debt  of  such  issuers.   In
                                     addition,  up to 35% of  the  Fund's  total
                                     assets may be invested  in debt  securities
                                     of  corporate  issuers  located in emerging
                                     market   countries.   As   used   in   this
                                     Prospectus, an "emerging market country" is
                                     any  country  that is  considered  to be an
                                     emerging  or  developing   country  by  the
                                     International  Bank for  Reconstruction and
                                     Development   (the  "World  Bank").   Under
                                     normal market  conditions,  at least 65% of
                                     the Fund's  total  assets are  invested  in
                                     U.S.  dollar-denominated   securities.  See
                                     "Investment Objectives and Policies."

                                   The  Fund's  investments  in  government  and
                                     government  related and  restructured  debt
                                     securities  consist of (i) debt  securities
                                     or  obligations  issued  or  guaranteed  by
                                     governments,   governmental   agencies   or
                                     instrumentalities       and       political
                                     subdivisions  located  in  emerging  market
                                     countries   (including   participations  in
                                     loans  between  governments  and  financial
                                     institutions),   (ii)  debt  securities  or
                                     obligations  issued  by  government  owned,
                                     controlled or sponsored entities located in
                                     emerging   market   countries,   and  (iii)
                                     interests in issuers organized and operated
                                     for  the  purpose  of   restructuring   the
                                     investment  characteristics  of  securities
                                     issued  by any of  the  entities  described
                                     above.  The  amount up to 35% of the Fund's
                                     total  assets  which  may  be  invested  in
                                     corporate   issuers  of   emerging   market
                                     countries  may include debt  securities  or
                                     obligations  issued by (i) banks located in
                                     emerging market countries or by branches of
                                     emerging   market   country  banks  located
                                     outside  the  country  or  (ii)   companies
                                     organized under the laws of an emerging market country.

                                   The Fund has utilized and expects to continue
                                     to  utilize   leverage  by  borrowing   or,
                                     alternatively,   by   issuing   shares   of
                                     preferred    stock   or   short-term   debt
                                     securities,  in an amount  up to 33 1/3% of
                                     the  Fund's  total  assets   including  the
                                     amount  obtained  from  leverage.   Through
                                     these leveraging techniques, the Fund seeks to obtain a

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------

                                     higher  return for holders of Common  Stock
                                     than  if  the   Fund   did  not   leverage.
                                     Investors   should   note  that  there  are
                                     special  risks  and costs  associated  with
                                     leveraging.   See  "Additional   Investment
                                     Activities--Leverage."

The Offering ..................    Shares  of  the  Fund's   Common  Stock  (the
                                     "Common Stock") may be offered  pursuant to
                                     this  Prospectus from time to time in order
                                     to    effect    over-the-counter    ("OTC")
                                     secondary  market  sales by  Oppenheimer  &
                                     Co., Inc., in its capacity as a dealer and secondary-market maker at negotiated prices related to prevailing market prices on the New York Stock Exchange, Inc. ("NYSE") at the time of sale. See "The Offering" and "Trading History."

Listing .......................    The Common  Stock is listed and traded on the
                                     NYSE under the symbol EDF.

Investment Manager and
Investment Adviser ............    The Investment Manager is Advantage Advisers,
                                     Inc., a subsidiary  of  Oppenheimer  & Co.,
                                     Inc., and the Investment Adviser is Salomon
                                     Brothers Asset Management Inc.  Pursuant to
                                     a  management  agreement  (the  "Management
                                     Agreement"),    the   Investment    Manager
                                     supervises the Fund's  investment  program,
                                     including  advising and consulting with the
                                     Investment  Adviser  regarding  the  Fund's
                                     overall  investment  strategy  and advising
                                     the Fund and the  Investment  Adviser  with
                                     respect  to  all  matters  relating  to the
                                     Fund's   use  of   leveraging   techniques,
                                     including  the  extent  and  timing  of the
                                     Fund's use of such techniques. In addition,
                                     the  Investment  Manager  consults with the
                                     Investment   Adviser  on  a  regular  basis
                                     regarding    the    Investment    Adviser's
                                     decisions concerning the purchase,  sale or
                                     holding  of  particular   securities.   The
                                     Investment   Manager   also   provides  the
                                     Investment   Adviser   with   access  on  a
                                     continuous basis to economic, financial and
                                     political    information,    research   and
                                     assistance   concerning   emerging   market
                                     countries and, as appropriate, is involved in the process of emerging market country selection.

                                   Pursuant  to  an   investment   advisory  and
                                     administration   agreement  (the  "Advisory
                                     Agreement")  among the Investment  Manager,
                                     the  Investment  Adviser  and the Fund (but
                                     only with  respect to certain  provisions),
                                     the  Investment  Adviser acts as the Fund's
                                     investment adviser and administrator and is
                                     responsible  on  a  day-to-day   basis  for
                                     investing    the   Fund's    portfolio   in
                                     accordance  with its investment  objectives
                                     and policies.  The  Investment  Adviser has
                                     discretion  over  investment  decisions for
                                     the Fund and,  in that  connection,  places
                                     purchase  and sale  orders  for the  Fund's
                                     portfolio  securities.   In  addition,  the
                                     Investment Adviser makes available research
                                     and  statistical  data  to  the  Fund.  The
                                     Investment  Adviser is also responsible for
                                     day-to-day   administration  of  the  Fund,
                                     assistance   in  matters   related  to  the
                                     corporate existence of the Fund, provision of office space to the Fund and clerical services relating to the Fund's operations, maintenance

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     of  the  Fund's   books  and   records  and
                                     preparation of reports.

                                   Oppenheimer  &  Co.  Inc.,   the   Investment
                                     Manager's parent company,  has been engaged
                                     directly or through its  affiliates  in the
                                     management  of  investment  funds  for more
                                     than 35 years.  As of June 30, 1996,  total
                                     assets under  management  by  Oppenheimer &
                                     Co.,   Inc.   and   its   affiliates   were
                                     approximately  $50 billion  for  investment
                                     company, corporate, pension, profit-sharing
                                     and other accounts.  The Investment Manager
                                     serves  as   investment   adviser   for  12
                                     registered   investment   companies.    See
                                     "Management of the Fund--Investment Manager and Investment Adviser."

                                   The Investment Adviser provides a broad range
                                     of  fixed  income  and  equity   investment
                                     advisory  services for its  individual  and
                                     institutional  clients  located  around the
                                     world,  and  provides  investment  advisory
                                     services  for  15   registered   investment
                                     companies  (including  portfolios thereof).
                                     At June 30, 1996,  the  Investment  Adviser
                                     had in  excess  of $15  billion  of  assets
                                     under management. The Investment Adviser is
                                     an  affiliate   of  Salomon   Brothers  Inc
                                     ("SBI").   SBI  is   one  of  the   largest
                                     international   investment  houses  in  the
                                     world.

                                   The  Fund  pays  the  Investment   Manager  a
                                     monthly  fee at an annual  rate of 1.20% of
                                     the  Fund's  average  weekly net assets for
                                     its services,  and the  Investment  Manager
                                     pays the  Investment  Adviser a monthly fee
                                     at an  annual  rate of 0.70% of the  Fund's
                                     average weekly net assets for its services.
                                     See  "Management of the  Fund--Compensation
                                     and Services." The management  fees paid by
                                     the Fund are higher than those paid by most
                                     other U.S.  investment  companies investing
                                     exclusively   in  the  securities  of  U.S.
                                     issuers,    primarily    because   of   the
                                     additional time and expense required of the
                                     Investment   Manager  and  the   Investment
                                     Adviser in pursuing the Fund's objective of
                                     investing    in   emerging    market   debt
                                     securities.

Risk Factors and
Special Considerations ........    The value of the debt  securities held by the
                                     Fund,  and thus the net asset  value of the
                                     Common Stock,  generally fluctuate with (i)
                                     changes in the  perceived  creditworthiness
                                     of the issuers of those securities and (ii)
                                     movements in interest rates.  The extent of
                                     the  fluctuation  depends on various  other
                                     factors,  such as the  average  maturity of
                                     the Fund's investments, the extent to which
                                     the    Fund    engages    in     leveraging
                                     transactions,  the extent to which the Fund
                                     holds instruments denominated in currencies
                                     other  than the  dollar  and the  extent to
                                     which the Fund hedges its interest rate and
                                     currency    exchange   rate   risks.    The
                                     Investment Adviser, with assistance from the Investment Manager, makes independent evaluations as to the creditworthiness of issuers of debt securities that may differ from those of internationally recognized credit rating agency organizations. The Fund's success in attaining its investment objectives

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     depends largely on the Investment Adviser's
                                     evaluation  of  the   creditworthiness   of
                                     issuers.

                                   At any one  time,  substantially  all  of the
                                     Fund's  assets  may  be  invested  in  debt
                                     securities  that are low rated or  unrated.
                                     The Fund's  investments in emerging  market
                                     country debt  securities  may  generally be
                                     considered  to have  credit  quality  below
                                     investment    grade   as    determined   by
                                     internationally  recognized  credit  rating
                                     agency   organizations,   such  as  Moody's
                                     Investors  Service,  Inc.,  ("Moody's") and
                                     Standard & Poor's Corporation ("S&P"). Debt
                                     securities  rated  below  investment  grade
                                     (commonly  referred to as "junk bonds") are
                                     considered to be speculative. Investment in
                                     low  rated  securities  typically  involves
                                     risks  not  associated  with  higher  rated
                                     securities,    including,   among   others,
                                     overall greater risk of timely and ultimate
                                     payment   of   interest   and    principal,
                                     potentially  greater sensitivity to general
                                     economic conditions and changes in interest
                                     rates,  greater market price volatility and
                                     less  liquid   secondary   market  trading.
                                     Certain  of the Fund's  investments  may be
                                     considered to have extremely poor prospects
                                     of  ever  attaining  an  investment   grade
                                     rating, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal.

                                   Investing  in   emerging   market   countries
                                     involves   certain    considerations    not
                                     typically   associated  with  investing  in
                                     securities of U.S. companies, including (a)
                                     currency  devaluations  and other  currency
                                     exchange rate  fluctuations,  (b) political
                                     uncertainty  and   instability,   (c)  more
                                     substantial  government  involvement in the
                                     economy, (d) higher rates of inflation, (e)
                                     less government  supervision and regulation
                                     of the securities  markets and participants
                                     in those  markets,  (f) controls on foreign
                                     investment and  limitations on repatriation
                                     of  invested  capital  and  on  the  Fund's
                                     ability to exchange  local  currencies  for
                                     U.S.   dollars,   and  (g)  greater   price
                                     volatility,  substantially  less  liquidity
                                     and     significantly     smaller    market
                                     capitalization of securities markets.

                                   The  Fund's  investments  in  government  and
                                     government related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. The Fund may have limited recourse in the event of default on such debt instruments. The Fund may invest in loans, assignments of loans and participations in loans. Such investments are subject to special risks, including the lack of a liquid secondary market for such securities and, in the case of loan participations, assumption of the credit risk of both the underlying borrower and the seller of the participation. The Fund also may invest in

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     debt instruments of corporate issuers which
                                     may   have   speculative   characteristics,
                                     involve  significant  risk  and  may not be
                                     paying   interest  or  may  be  in  payment
                                     default.

                                   The Fund has utilized and expects to continue
                                     to  utilize   leverage  by  borrowing   or,
                                     alternatively,   by   issuing   shares   of
                                     preferred    stock   or   short-term   debt
                                     securities,  in an amount  up to 33 1/3% of
                                     the  Fund's  total  assets   including  the
                                     amount obtained from leverage. The use of leverage poses certain risks for holders of Common Stock including the possibility of higher volatility of both the net asset value and market value of the Common Stock. There can be no assurance that the Fund will be able to realize a higher return on its investment portfolio than the then current interest or dividend rate on any leverage. In the event the Fund realizes a return on its investment portfolio that is less than the then-current interest or dividend rate on any leverage, the Fund's leveraged capital structure would result in a lower yield to the holders of Common Stock than if the Fund were not leveraged. Moreover, any decline in the value of the Fund's assets will be borne entirely by holders of Common Stock in the form of reductions in the Fund's net asset value, and any requirement that the Fund sell assets at a loss in order to redeem or repay any leverage or for other reasons would make it more difficult for the net asset value to recover. Accordingly, the effect of leverage in a declining market is likely to be a greater decline in the net asset value of Common Stock than if the Fund were not leveraged, which may be reflected in a greater decline in the market price of the Common Stock.

                                   The Fund's use of  leverage is subject to the
                                     provisions of the Investment Company Act of
                                     1940,   as  amended   (the   "1940   Act"),
                                     including asset coverage  requirements  and
                                     restrictions    on   the   declaration   of
                                     dividends and  distributions  to holders of
                                     Common  Stock or  purchases of Common Stock
                                     in   the   event   such   asset    coverage
                                     requirements are not met. In addition,  the
                                     Fund may seek to have  Moody's  and/or  S&P
                                     rate any preferred stock or short-term debt
                                     which  it  issues.   As  a   condition   to
                                     obtaining  such  ratings,  the terms of any
                                     preferred    stock   or   short-term   debt
                                     securities   issued  will   include   asset
                                     coverage maintenance  provisions which will
                                     require   the   redemption   of  shares  of
                                     preferred   stock  or  the   repayment   of
                                     short-term    debt   in   the    event   of
                                     non-compliance  by the  Fund  and may  also
                                     prohibit dividends and other  distributions
                                     on the Common Stock in such  circumstances.
                                     In order to meet  redemption  or  repayment
                                     requirements,   the   Fund   may   have  to
                                     liquidate   portfolio   securities.    Such
                                     liquidations  and  redemptions  would cause
                                     the Fund to incur related transaction costs
                                     and could  result in capital  losses to the
                                     Fund.  Prohibitions  on dividends and other
                                     distributions  on the  Common  Stock  could
                                     impair the  Fund's  ability to qualify as a
                                     regulated investment
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     company under the Internal  Revenue Code of
                                     1986, as amended (the "Code"). The 1940 Act
                                     also  requires  that  holders of  preferred
                                     stock, and in certain circumstances holders
                                     of debt  securities,  have  certain  voting
                                     rights.    See    "Additional    Investment
                                     Activities--Leverage",    "Taxation"    and
                                     "Description of Capital Stock."

                                   The Fund's investment in private  placements,
                                     convertible  securities  and  warrants,  as
                                     well as in  instruments  issued by entities
                                     organized  and  operated   solely  for  the
                                     purpose  of  restructuring  the  investment
                                     characteristics  of particular  securities,
                                     presents  certain risks.  In addition,  the
                                     Fund  may  use  various  other   investment
                                     practices     that     involve      special
                                     considerations,  including  purchasing  and
                                     selling  options on  securities,  financial
                                     futures,  fixed  income  indices  and other
                                     financial   instruments,    entering   into
                                     financial futures contracts,  entering into
                                     interest rate  transactions,  entering into
                                     currency   transactions,    entering   into
                                     securities transactions on a when-issued or
                                     delayed   delivery  basis,   entering  into
                                     repurchase agreements and lending portfolio
                                     securities.   See  "Additional   Investment
                                     Activities."

                                   The Fund is classified as a "non-diversified"
                                     investment  company  under  the  1940  Act,
                                     which means that the Fund is not limited by
                                     the  1940  Act  in  the  proportion  of its
                                     assets   that  may  be   invested   in  the
                                     securities of a single issuer. However, the
                                     Fund  has  complied  with  and  intends  to
                                     continue to comply with the diversification
                                     requirements   imposed  by  the  Code,  for
                                     qualification  as  a  regulated  investment
                                     company.  As a  non-diversified  investment
                                     company,  the  Fund may  invest  a  greater
                                     proportion of its assets in the  securities
                                     of a smaller  number of issuers  and,  as a
                                     result,  will be subject to greater risk of
                                     loss   with   respect   to  its   portfolio
                                     securities.

                                   Income on securities  held by the Fund may be
                                     subject  to  withholding  and  other  taxes
                                     imposed by emerging market countries, which
                                     would reduce the yield to the Fund on those
                                     securities;   this  reduction  may  not  be
                                     recoverable    by   the    Fund    or   its
                                     shareholders. See "Taxation."

                                   The Fund's Articles of Incorporation  contain
                                     certain anti-takeover provisions that may have the effect of inhibiting the Fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of the Fund. In certain circumstances, these provisions might also inhibit the ability of holders of Common Stock to sell their shares at a premium over prevailing market prices. The Fund's Board of Directors has determined that these provisions are in the best interests of shareholders generally.

                                   Shares  of  closed-end  investment  companies
                                     frequently trade at a discount from net asset value. This

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     characteristic   is  a  risk  separate  and
                                     distinct  from the risk that the Fund's net
                                     asset  value will  decrease  as a result of
                                     its  investment  activities.  See  "Trading
                                     History"  for  information   regarding  the
                                     relative net asset value and share price of the Fund's Common Stock since inception of the Fund. The Fund cannot predict whether its shares will trade at, above or below net asset value in the future. The Fund is intended primarily for long-term investors and should not be considered as a vehicle for trading purposes.

                                   Investors  should  carefully  consider  their
                                     ability  to  assume  the  foregoing   risks
                                     before making an investment in the Fund. An
                                     investment in shares of Common Stock of the
                                     Fund  may  not  be   appropriate   for  all
                                     investors and should not be considered as a
                                     complete  investment  program.   See  "Risk
                                     Factors and Special Considerations."

Dividends and Distributions .....  The Fund distributes  quarterly to holders of
                                     Common Stock  substantially  all of its net
                                     investment  income, and distributes any net
                                     realized  capital gains at least  annually.
                                     At  times   when  the   Fund   engages   in
                                     leveraging      activities,       quarterly
                                     distributions  to holders  of Common  Stock
                                     consist of net investment  income remaining
                                     after the payment of interest or  dividends
                                     on any outstanding leverage. As a result of
                                     the  Fund's  investment  in  certain  Brady
                                     Bonds and other debt  obligations  acquired
                                     at a discount and certain provisions of the
                                     Code,  the Fund has  made  and  expects  to
                                     continue   making   distributions   of  net
                                     investment  income in amounts  greater than
                                     the total amount of cash interest  actually
                                     received   in  order  to  satisfy   certain
                                     requirements under current federal income tax law. See "Investment Objectives and Policies."

                                   Under  the  Fund's   Amended   and   Restated
                                     Dividend  Reinvestment  and  Cash  Purchase
                                     Plan  (as  it  may be  further  amended  or
                                     supplemented   from   time  to  time,   the
                                     "Plan"),  all dividends  and  distributions
                                     are automatically  reinvested in additional
                                     shares   of   Common   Stock  of  the  Fund
                                     purchased  in the  open  market  or,  under
                                     certain  circumstances,  issued by the Fund
                                     as   newly   issued   shares,    unless   a
                                     shareholder   elects   to   receive   cash.
                                     Participants also have the option of making
                                     additional monthly cash payments to be used
                                     to  acquire  additional  shares  of  Common
                                     Stock  of  the  Fund  in the  open  market.
                                     Shareholders  whose  shares are held in the
                                     name of a broker or nominee  should contact
                                     such broker or nominee to confirm that they
                                     may  participate  in the Fund's  Plan.  See
                                     "Dividends  and   Distributions;   Dividend
                                     Reinvestment and Cash Purchase Plan."

Share Repurchases and Conversion
 to an Open-End Fund ............  If at any time  shares  of the  Fund's Common
                                     Stock  publicly  trade  for  a  substantial
                                     period  of time at a  substantial  discount
                                     from net asset  value,  the Fund's Board of
                                     Directors  will   consider,   at  its  next
                                     regularly scheduled meeting, authorizing various actions

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     designed to eliminate the  discount,  which
                                     may  include  periodic  repurchases  of the
                                     Fund's    shares   or    recommending    to
                                     shareholders  the conversion of the Fund to
                                     an   open-end    investment   company.   No
                                     assurance  can be given  that the  Board of
                                     Directors will undertake any such action or
                                     that if  repurchases  are  undertaken,  the
                                     Fund's shares will trade at a price that is
                                     close to or equal to net asset  value.  The
                                     Board  of  Directors   would  consider  all
                                     relevant factors in determining  whether to
                                     take any such actions, including the effect
                                     of such  actions on the Fund's  status as a
                                     regulated investment company under the Code
                                     and the  availability  of  cash to  finance
                                     share    repurchases   in   view   of   the
                                     restrictions   on  the  Fund's  ability  to
                                     borrow.   Under   certain    circumstances,
                                     shareholder   vote  may  be   required   to
                                     authorize   periodic   repurchases  of  the
                                     Fund's shares of Common Stock. The ability of the Fund to make repurchases may be limited by the asset coverage requirements of the 1940 Act and any additional asset coverage requirements which may be imposed by a rating agency in connection with any rating of preferred stock or short-term debt securities.

                                   In considering  whether   to   recommend   to
                                     shareholders  the conversion of the Fund to
                                     an open-end investment company,  the Fund's
                                     Board of Directors  would consider a number
                                     of  factors,  including  whether the Fund's
                                     ability to operate in  accordance  with its
                                     investment policies,  such as its authority
                                     to invest in  illiquid  securities,  may be
                                     impaired  as a  result.  Conversion  to  an
                                     open-end investment company would require a
                                     shareholder vote and would require the Fund
                                     to redeem any preferred  stock and/or repay
                                     any   short-term   debt   securities.   See
                                     "Description   of   Capital   Stock--Future
                                     Actions Relating to a Discount in the Price of Shares of the Fund's Common Stock."

  Taxation ....................    The Fund  has  qualified  and  elected  to be
                                     treated as a regulated investment company for U.S. federal income tax purposes. As such, it will generally not be subject to U.S. federal income tax on income and gains that are distributed to shareholders. See "Taxation."


Custodian, Transfer Agent,
Dividend Paying Agent
and Registrar .................    Brown   Brothers   Harriman  &  Co.  acts  as
                                     custodian for the Fund's assets and employs
                                     foreign  sub-custodians   approved  by  the
                                     Fund's Board of Directors in accordance with regulations of the Securities and Exchange Commission (the "Commission "). American Stock Transfer & Trust Company acts as transfer agent, dividend paying agent and registrar for the Fund's Common Stock.

--------------------------------------------------------------------------------

                               SUMMARY OF EXPENSES

Shareholder Transaction Expenses
    Sales Load (as a percentage of offering price) ...................     None1

Annual Expenses (as a percentage of net assets attributable to common shares)
    Management and Administrative Fees................................     1.20%
    Interest Payment on Borrowed Funds................................     2.78%
    Other Expenses....................................................     0.23%
                                                                           ----
    Total Annual Expenses.............................................     4.21%

1 Prices for shares of Common Stock traded in the OTC market will reflect ordinary dealer markups.
2 "Other Expenses" are based upon expenses actually incurred for the fiscal year ended May 31, 1996.

The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

Example

    An investor would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return, (2) reinvestment of all dividends and distributions at net asset value, and (3) payment by the Fund of operating expenses at the level set forth in the table above:

   1 Year            3 Years          5 Years          10 Years
   ------            -------          -------          --------
   $44.00            $133.00          $224.00           $454.00


    This example as well as the information set forth in the table above should not be considered a representation of the future expenses of the Fund, and actual expenses may be greater or less than those shown. Moreover, while the example assumes a 5% annual return, the Fund's performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, participants in the Plan will receive shares purchased by the Plan Agent at the market price in effect at that time which may be at, above or below net asset value.


                              FINANCIAL HIGHLIGHTS

    The table below sets forth selected per share data and ratios for a share of Common Stock outstanding for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended May 31, 1996, which are incorporated by reference and can be obtained by stockholders upon request. The financial statements and notes and the financial information in the table below for the periods ending May 31, 1996, 1995 and 1994, have been audited by Price Waterhouse LLP, the Fund's independent accountants, whose report thereon also is included in the Annual Report to Shareholders.

Data for a share of common stock outstanding throughout each period:

                                                                        Year                Year               Period
                                                                        Ended               Ended               Ended
                                                                       May 31,             May 31,             May 31,
                                                                        1996                1995               1994(a)
                                                                        ----                ----               -------
Net investment income ........................................             $1.92               $1.69               $1.22
Net  realized  gain  (loss)  and  change  in  unrealized
  appreciation (depreciation)  on securities and foreign
  currency translations ......................................              2.50               (2.24)              (1.03)
                                                                 ---------------     ---------------     ---------------
Total from investment operations .............................              4.42               (0.55)               0.19
                                                                 ---------------     ---------------     ---------------
Dividends to shareholders from net investment income .........             (1.29)              (1.36)              (1.06)
Dividends  to  shareholders  from net  realized  capital gains             (0.36)              (0.29)              (0.14)
Offering costs on issuance of common stock ...................              --                  --                 (0.04)
                                                                 ---------------     ---------------     ---------------
Net increase (decrease) in net asset value ...................              2.77               (2.20)              (1.05)
Net asset value, beginning of period .........................             10.77               12.97               14.02
                                                                 ---------------     ---------------     ---------------
Net asset value, end of period ...............................            $13.54              $10.77              $12.97
                                                                 ===============     ===============     ===============
Per share market value, end of period ........................            $13.88              $11.88              $14.00
Total investment  return based on market price per share (c) .             32.72              -2.18%                8.29%(b)
Ratios/Supplemental data:
     Net assets, end of period ...............................       295,948,997         235,371,902         283,481,270
     Ratio of operating expenses to average net assets .......              1.43%               1.45%               1.38%(d)
     Ratio of interest expense to average net assets .........              2.78%               2.96%               1.02%(d)
     Ratio of total expenses to average net assets ...........              4.21%               4.41%               2.40%(d)
     Ratio  of net  investment  income  to  average  net .....             16.20%              15.42%               8.98%(d)
     assets
     Portfolio turnover rate .................................             93.50%              58.16%              23.15%

----------
(a) For the period June 25, 1993 (commencement of operations) through May 31, 1994.
(b) Return calculated based on beginning period price of $14.02 (initial offering price of $15.00 less sales load of $0.98) and end of period market value of $14.00 per share. This calculation is not annualized.

(c) For purposes of this calculation, dividends on common shares are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. The brokerage commissions paid to purchase or sell a share is excluded.
(d) Annualized.

    The following information relates to the Fund's "senior securities" as defined under the 1940 Act.

                                       Total Amount        Asset Coverage Per
                                        Outstanding       $1,000 of Indebtedness
   Type            Period Ended       at End of Period       at End of Period
   ----            ------------       ----------------     ---------------------
 Bank Loans        May 31, 1996         $100,000,000            383.48%
 Bank Loans        May 31, 1995         $100,000,000            335.37%
 Bank Loans        May 31, 1994         $100,000,000            383.48%

                                    THE FUND

    The Fund, incorporated in Maryland on April 27, 1993, is a closed-end, non-diversified, management investment company registered under the 1940 Act. The Fund commenced operations on June 25, 1993. The Fund's primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. There can be no assurance that the Fund's investment objectives will be achieved. Due to the risks inherent in the securities in which the Fund may invest, the Fund should not be considered a complete investment program. See "Risk Factors and Special Considerations."

    The Fund's principal office is located at Seven World Trade Center, New York, New York 10048. Periodically updated information regarding the markets in which the Fund invests and the Fund's investments is available by calling 1-800-421-4777 or 1-800-725-6666.


                                  THE OFFERING

    The Common Stock may be offered pursuant to this Prospectus from time to time in order to effect OTC secondary market sales by Oppenheimer & Co., Inc., in its capacity as a dealer and secondary market-maker at negotiated prices related to prevailing market prices on the NYSE at the time of sale. Costs incurred in connection with this offering will be paid by Oppenheimer & Co., Inc., whose principal offices are located at Oppenheimer Tower, One World
Financial Center, 200 Liberty Street, New York, New York 10281. Advantage Advisers, Inc., the Fund's Investment Manager, is a wholly owned subsidiary of Oppenheimer & Co., Inc.


                                 USE OF PROCEEDS

    The Fund will not receive any proceeds from the sale of any Common Stock offered pursuant to this Prospectus. Proceeds received by Oppenheimer & Co., Inc., as a result of its OTC secondary market sales of the Common Stock will be utilized by Oppenheimer & Co., Inc., in connection with its secondary market operations and for general corporate purposes.

                                 TRADING HISTORY

    The Common Stock is listed and traded on the NYSE under the symbol "EDF." The following table sets forth for the Common Stock for each quarterly period since commencement of the Fund's operations: (a) the per share high and low sales prices as reported by the NYSE; (b) the per share net asset value, based on the Fund's computation as of 4:00p.m. on the last NYSE business day for the week corresponding to the dates on which the respective high and low sales prices were recorded; and (c) the discount or premium to net asset value represented by the high and low sales prices shown. The range of net asset values and of premiums and discounts for the Common Stock during the periods shown may be broader than shown in this table. On September 27, 1996, the closing price per share of Common Stock was $14.75, the Fund's net asset value per share was $15.07 and the discount to net asset value was (2.12)%.

                                                                         (Discount) or
                       Sales Prices           Net Asset Values     Premium to Net Asset Value
                       ------------           ----------------     --------------------------
Quarter Ended          High      Low           High        Low           High        Low
-------------          ----      ---           ----        ---           ----        ---

8/31/93*             $16.00    $15.00        $15.00      $14.37         9.86%       7.07%

11/30/93              15.88     15.00         15.87       14.68         7.07       (3.91)

2/28/94               16.00     15.00         16.27       14.74         1.76       (6.21)

5/31/94               14.88     12.75         14.54       11.91        11.18        0.62

8/31/94               14.00     12.50         13.08       11.59        12.22       (0.08)

11/30/94              13.63     11.25         12.66       11.58         7.62       (3.10)

2/28/95               12.25     10.00         11.97        9.28        18.61       (3.93)

5/31/95               11.88      8.88         10.95        7.61        28.12        5.02

8/31/95               12.13     11.13         11.06        9.78        17.59        2.85

11/30/95              12.00     11.38         11.32       10.77         9.59        1.02

2/29/96               14.38     11.88         14.01       11.56         5.97       (0.51)

5/31/96               14.00     12.63         13.89       11.62        13.82        0.01

8/31/96               14.50     13.37         14.38       12.84         5.14       (1.77)

*For the period June 25, 1993 (commencement of operations) to May 31, 1994.

See "Description of Capital Stock--Future Actions Relating to a Discount in the Price of the Fund's Shares of Common Stock" as to methods that may be undertaken by the Fund to reduce any discount.

                       INVESTMENT OBJECTIVES AND POLICIES

    The Fund's primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in debt securities of government and government related issuers located in emerging market countries, and of entities organized to restructure outstanding debt of such issuers. In addition, up to 35% of the Fund's total assets are invested in debt securities of corporate issuers located in emerging market countries. As used in this Prospectus, an "emerging market country" is any country which is considered to be an emerging country by the World Bank at the time of the Fund's investment. The countries that will not be considered emerging market countries include: Australia; Austria; Belgium; Canada; Denmark; Finland; France; Germany; Ireland; Italy; Japan; Luxembourg; Netherlands; New Zealand; Norway; Spain; Sweden; Switzerland; the United Kingdom; and the United States. The Fund intends to invest primarily in some or all of the following emerging market countries:



      Algeria                  Ivory Coast              Portugal
      Argentina                Jamaica                  Russia
      Brazil                   Jordan                   Slovakia
      Bulgaria                 Lebanon                  Slovenia
      Chile                    Malaysia                 South Africa
      Colombia                 Mexico                   Thailand
      Costa Rica               Morocco                  Trinidad & Tobago
      Dominican Republic       Nicaragua                Tunisia
      Ecuador                  Nigeria                  Turkey
      Egypt                    Panama                   Uruguay
      Greece                   Paraguay                 Venezuela
      Hungary                  Peru                     Vietnam
      India                    Philippines              Zaire
      Indonesia                Poland


    The Fund's investments in government and government related and restructured debt securities consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participations in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging market countries (including participations in loans between governments and financial institutions), and
(iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above.

    The amount up to 35% of the Fund's total assets that may be invested in corporate issuers of emerging market countries may include debt securities or obligations issued by (i) banks located in emerging market countries or by branches of emerging market country banks located outside the country or (ii) companies organized under the laws of an emerging market country.

    Emerging market country debt securities held by the Fund take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market country issuers. Dollar-denominated emerging market country debt securities held by the Fund are generally listed but not traded on a securities exchange, and non-dollar-denominated securities held by the Fund may or may not be listed or traded on a securities exchange. The Fund is subject to no restrictions on the maturities of the emerging market country debt securities it holds; those maturities may range from overnight to 30 years.

    A substantial portion of the Fund's total assets are invested from time to time in certain Brady Bonds and other debt obligations acquired at a discount. Pursuant to the Code, the Fund is required to accrue a portion of any original issue discount with respect to such securities as income each year even though the Fund does not receive interest payments in cash during the year that reflect the discount so accrued. The Fund also elects similar treatment for any market discount with respect to such securities. As a result, the Fund has made and expects to continue to make distributions of net investment income in amounts greater than the total amount of cash interest actually received. Such distributions are made from the cash assets of the Fund, from borrowings or, if necessary, by liquidation of portfolio securities. See "Additional Investment Activities--Leverage", "Risk Factors and Special Considerations--Illiquid Investments" and "Taxation--The Fund."

    Although the Fund's portfolio is actively managed to take into account changes and anticipated changes occurring in emerging market countries, the Fund invests with a long-term perspective, and is not intended to be a trading or arbitrage vehicle. [The Fund's annual portfolio turnover rate generally does not exceed 100%.] Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of the calculation, portfolio securities exclude all debt securities having a maturity when purchased of one year or less. Higher portfolio turnover rates can result in corresponding increases in securities transaction costs.

    Under normal market conditions, at least 65% of the Fund's total assets are invested in U.S. dollar-denominated securities. Non-dollar-denominated emerging market country debt securities may be denominated in the local currency of an emerging country, as well as in hard currencies such as the British Pound Sterling, the Belgian Franc, the Canadian Dollar, the Deutsche Mark, the Dutch Guilder, the European Currency Unit, the French Franc, the Italian Lira, the Japanese Yen and the Swiss Franc. Although the Fund is permitted to engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to its holdings of non-dollar-denominated debt securities, the Fund may be limited in its ability to hedge against these risks. See "Additional Investment Activities--Derivatives."

    Although the Fund generally does not concentrate its investments in any industry, it is permitted under certain conditions to invest more than 25% of its assets in the securities of issuers whose primary business activity is in the oil or telecommunications industry. Prior to concentrating in the securities of issuers in the oil or telecommunications industry, the Fund's Board of Directors must determine, based on factors in existence at the time of the decision, such as liquidity, availability of investments and anticipated returns, that the Fund's ability to achieve its investment objectives would be materially adversely affected if the Fund was not permitted to invest more than 25% of its total assets in those securities. Such circumstances could include periods when returns on or market liquidity of investments in the oil and telecommunications industry substantially exceed those available on investments in other industries, periods of substantial default or price fluctuations in emerging market country government debt securities, or periods of political, social or economic instability affecting a number of emerging market countries. To the extent the Fund invests more than 25% of its total assets in the oil or telecommunications industry, the Fund's performance could be more significantly influenced by events or conditions affecting those industries and the Fund's investments may be subject to greater risk and market fluctuation than a fund that has in its portfolio securities representing a broader range of investment alternatives. The oil industry is subject, among other things, to product market price volatility, competitive pressure and international political events (including war). The telecommunications industry is subject to competitive pressures, technological change, extensive governmental regulation and other factors that could adversely affect the Fund's performance.

    The Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the securities of a single issuer. The Fund, however, has complied with and intends to continue to comply with the diversification requirements of the Code and otherwise to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, which will relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders. See "Taxation."

Selection of Investments

    Assets are allocated among various countries based upon the Investment Manager's and Investment Adviser's analysis of credit risk of the universe of emerging market country issuers. Emerging market country sovereign credit analysis includes an evaluation of the issuing country's total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history. In the Investment Manager's and Investment Adviser's view, the price of an emerging market country's debt on the secondary markets generally reflects the market's perception of the country's economic prospects. A significant change in the country's fundamentals will usually be accompanied by corresponding price movements in that country's debt. By improving economic and repayment prospects, the obligor's credit standing increases, generally pushing up the value of the debt.

    Emerging market country debt securities are selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues for a single issuer, currency risk considerations, analysis of volatility and liquidity of these particular debt instruments, and the tax implications of various instruments to the Fund. In purchasing securities for the Fund, the Investment Adviser considers the correlation among the securities represented in the Fund's portfolio in an attempt to reduce the risk of exposure to market, industry and issuer volatility. The Investment Adviser, with assistance from the Investment Manager, makes independent evaluations as to the creditworthiness of issuers of debt securities that may differ from those of internationally recognized credit rating agency organizations. The Fund's success in attaining its investment objectives depends largely on the Investment Adviser's evaluation of the creditworthiness of issuers.

    The following is a description of certain securities in which the Fund may invest.

Brady Bonds

    The Fund may invest in Brady Bonds and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's ability to service its external obligations and promote its economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Investment Manager and the Investment Adviser believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. There can be no assurance, however, that the Investment Manager's and the Investment Adviser's expectations with respect to Brady Bonds will be realized.

    Investors should recognize that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds); bonds issued at a discount from the face value of such debt (generally known as discount bonds); bonds bearing an interest rate which increases over time; and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semiannually at a rate equal to 13/16 of 1% above the then-current six-month London Inter-Bank Offered Rate ("LIBOR"). Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Fund will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount to their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments that generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 days from date of issue) by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. The Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Fund invests are likely to be acquired at a discount. See "Taxation--The Fund."

Loan Participations and Assignments

    The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund may invest in such Loans in the form of participations ("Participations") in Loans and assignments ("Assignments") of all or a portion of Loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Investment Adviser to be creditworthy. When the Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

    The Fund may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market will have an adverse impact on the value of such instruments and on the Fund's ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Structured Investments

    Included among the issuers of emerging market country debt securities in which the Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Fund anticipates investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

    The Fund is permitted to invest in a class of Structured Investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments. Although the Fund's purchase of subordinated Structured Investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing and other leveraging activities. See "Additional Investment Activities--Leverage."

    Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act described below under "Additional Investment Activities--Investment Funds." Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments.

Temporary Investments

    The Fund may hold and/or invest up to 10% of its total assets in cash and/or Temporary Investments (as defined below) for cash management purposes, pending investment in accordance with the Fund's investment objectives and policies and to meet operating expenses. In addition, the Fund may take a temporary defensive posture and invest without limitation in Temporary Investments. The Fund may assume a temporary defensive posture when, due to political, market or other factors broadly affecting debt markets in one or more emerging market countries, the Investment Adviser determines that either opportunities for high current income in those markets may be significantly limited or that significant diminution in value of the securities traded in those markets is likely to occur. To the extent that the Fund invests in Temporary Investments, it may not achieve its investment objectives.

    Temporary Investments are debt securities denominated in dollars or in another hard currency including: (1) short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by (a) the U.S. government or the government of a non-emerging market country, their agencies or instrumentalities or (b) international organizations designated or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (2) finance company obligations, corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1 or A or better by Moody's or A-1 or A or better by S&P or, if unrated, of comparable quality as determined by the Investment Adviser; (3) obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks, subject to the restriction that the Fund may not invest more than 25% of its total assets in bank securities; and (4) repurchase agreements with respect to securities in which the Fund may invest. The banks whose obligations may be purchased by the Fund and the banks and broker-dealers with which the Fund may enter into repurchase agreements include any member bank of the Federal Reserve System and any broker-dealer or any foreign bank that has been determined by the Investment Adviser to be creditworthy.

    Repurchase agreements are contracts pursuant to which the seller of a security agrees at the time of sale to repurchase the security at an agreed upon price and date. When the Fund enters into a repurchase agreement, the seller will be required to maintain the value of the securities subject to the repurchase agreement, marked to market daily, at not less than their repurchase price. Repurchase agreements may involve risks in the event of insolvency or other default by the seller, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Other Investments

    Private Placements. The Fund may invest in emerging market country debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter. In many cases, privately placed securities will be subject to contractual or legal restrictions on transfer. As a result of the absence of a public trading market, privately placed securities may in turn be less liquid and more difficult to value than publicly traded securities. Although privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than their fair value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

    Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases.

    The Fund has no current intention of converting any convertible securities it may own into equity securities or holding them as an equity investment upon conversion, although it may do so for temporary purposes. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

    Warrants. The Fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. The Fund may invest in warrants for equity securities that are acquired as units with debt instruments and warrants for debt securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. The Fund does not intend to retain in its portfolio any common stock received upon the exercise of a warrant and will sell the common stock as promptly as practicable and in a manner that it believes will reduce its risk of a loss in connection with the sale.


                        ADDITIONAL INVESTMENT ACTIVITIES

Leverage

    The Fund has utilized and intends to continue utilizing leverage by borrowing or by issuing shares of preferred stock or short-term debt securities. The Fund intends to leverage in an amount up to 33 1/3% of its total assets including the amount obtained from leverage. It is anticipated that the interest payments on any borrowing or short-term debt securities or the dividends on any preferred stock will reflect short-term rates, and that the net return on the Fund's portfolio, including the proceeds of any leverage, will exceed the interest or dividend rate applicable to the leverage. Whether to leverage and the terms of, and the timing of leverage will be determined by the Fund's Board of Directors. The extent to which the Fund is leveraged from time to time will vary depending on the judgment of the Board of Directors, in consultation with the Investment Manager and the Investment Adviser, regarding market conditions. Through these leveraging techniques, the Fund will seek to obtain a higher return for holders of Common Stock than if the Fund were not leveraged. There can be no assurance, however, that the Fund will engage in any leveraging techniques.

    Utilization of leverage is a speculative investment technique and involves certain risks to the holders of Common Stock. These include the possibility of higher volatility of the net asset value of the Common Stock and potentially more volatility in the market value of the Common Stock. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current interest or dividend rate of any leverage together with other related expenses, the effect of the leverage will be to cause holders of Common Stock to realize a higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current interest or dividend rate on any leverage, together with other related expenses, approaches the net return on the Fund's investment portfolio, the benefit of leverage to holders of Common Stock will be reduced, and if the then current interest or dividend rate on any leverage were to exceed the net return on the Fund's portfolio, the Fund's leveraged capital structure would result in a lower rate of return to holders of Common Stock than if the Fund were not so leveraged. Similarly, since any decline in the net asset value of the Fund's investments will be borne entirely by holders of the Common Stock, the effect of leverage in a declining market would be a greater decrease in net asset value applicable to the Common Stock than if the Fund were not leveraged. Any such decrease would likely be reflected in a decline in the market price of the Common Stock. If the Fund's current investment income were not sufficient to meet interest or dividend requirements on any leverage, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing the net asset value attributable to the Common Stock. Such liquidations might also cause the Fund to realize gains on securities held for less than three months. Because not more than 30% of the Fund's gross income may be derived from the sale or disposition of securities held for less than three months to maintain the Fund's status as a regulated investment company under the Code, such gains would limit the ability of the Fund to sell other securities held for less than three months that the Fund might wish to sell in the ordinary course of its portfolio management and thus might adversely affect the Fund's yield.

    The Fund's use of leverage is subject to the provisions of the 1940 Act, including asset coverage requirements and restrictions on the declaration of dividends and distributions to holders of Common Stock or purchases of Common Stock in the event such asset coverage requirements are not met. The 1940 Act also requires that holders of preferred stock, and in certain circumstances holders of debt securities, have certain voting rights. See "Description of Capital Stock."

    In addition, the Fund may apply for a rating from Moody's and/or S&P on any preferred stock or short-term debt which it issues; however, no minimum rating is required for the issuance of preferred stock or short-term debt by the Fund. The Fund believes that obtaining one or both of such ratings for its preferred stock or short-term debt securities will enhance the marketability of the preferred stock or short-term debt securities and thereby reduce the dividend rate on the preferred stock or interest requirements on such short-term debt securities from that which the Fund would be required to pay if the preferred stock or short-term debt securities were not so rated. The rating agencies for any preferred stock or short-term debt securities may require asset coverage maintenance ratios in addition to those imposed by the 1940 Act. The ability of the Fund to comply with such asset coverage maintenance ratios may be subject to circumstances beyond the control of the Fund such as market conditions for its portfolio securities. The Fund expects that the terms of any preferred stock or short-term debt securities will provide for mandatory redemption of the preferred stock or repayment of short-term debt in the event the Fund fails to meet such asset coverage maintenance ratios. In such circumstances, the Fund may have to liquidate portfolio securities in order to meet redemption or repayment requirements. This would have the effect of reducing the net asset value to holders of the Common Stock and could reduce the Fund's net income in the future.

    The issuance of any leverage will entail certain initial costs and expenses such as underwriting discounts or placement fees, fees associated with the registration with the Commission, filings under state securities laws, rating agency fees, legal and accounting fees, printing costs and certain other ongoing expenses such as administrative and accounting fees. These costs and expenses will be borne by the Fund and will reduce net assets available to holders of the Common Stock.

    To date, all of the Fund's borrowing has been made on a secured basis and the Fund expects this to continue to be the case. The Fund's custodian either segregates the assets securing the Fund's borrowing for the benefit of the Fund's lenders or arranges with a suitable sub-custodian, which may include a lender. If the assets used to secure the borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund's shareholders, and the terms of the Fund's borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

    If the Fund leverages through preferred stock, under the requirements of the 1940 Act, the value of the Fund's total assets, less all liabilities and indebtedness of the Fund not represented by senior securities, as defined in the 1940 Act, must be equal, immediately after any such issuance of preferred stock, to at least 200% of the aggregate amount of senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred stock. Such percentage must also be met any time the Fund pays a dividend or makes any other distribution on Common Stock (other than a distribution in Common Stock) or any time the Fund repurchases Common Stock, in each case after giving effect to such dividend, distribution or repurchase. The liquidation value of preferred stock is expected to equal the aggregate original purchase price plus any accrued and unpaid dividends thereon (whether or not earned or declared). See "Description of Capital Stock."

    If the Fund leverages through borrowing or issuing short-term debt securities, under the requirements of the 1940 Act, the value of the Fund's total assets, less all liabilities and indebtedness of the Fund not represented by senior securities, as defined in the 1940 Act, must at least be equal, immediately after the issuance of senior securities consisting of debt, to 300% of the aggregate principal amount of all outstanding senior securities of the Fund which are debt. If the Fund leverages through the issuance of senior securities consisting of debt, the 300% asset coverage maintenance ratio referred to above must also be met any time the Fund declares a dividend or other distribution on Common Stock (other than a distribution in Common Stock) or any time the Fund repurchases Common Stock, in each case after giving effect to such dividend, distribution or repurchase.

    The Fund may enter into reverse repurchase agreements with any member bank of the Federal Reserve System and any broker-dealer or any foreign bank that has been determined by the Investment Adviser to be creditworthy. Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed date and price. At the time the Fund enters into a reverse repurchase agreement, it may establish and maintain a segregated account, with its custodian or a designated sub-custodian, containing cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities") or other liquid, high grade debt obligations, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds of the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligations to repurchase the securities, and the Fund's use of proceeds of the reverse repurchase agreement may effectively be restricted pending the decision. Reverse repurchase agreements will be treated as borrowings for purposes of calculating the Fund's borrowing limitation to the extent the Fund does not establish and maintain a segregated account (as described above).

    The Fund may, in addition to engaging in the transactions described above, borrow money for temporary or emergency purposes (including, for example, clearance of transactions, share repurchases or payments of dividends to shareholders) in an amount not exceeding 5% of the value of the Fund's total assets (including the amount borrowed).

Derivatives

    The Fund is authorized to use various investment strategies described below to hedge market risks (such as interest rates, currency exchange rates and broad or specific market movements), to manage the effective maturity or duration of debt instruments held by the Fund, or to seek to increase the Fund's income or gain. Although these strategies are regularly used by some investment companies and other institutional investors, these strategies cannot at the present time be used to a significant extent by the Fund and may not become available for extensive use in the future. Techniques and instruments may change, however, over time as new instruments and strategies are developed or regulatory changes occur. Limitations on the portion of the Fund's assets that may be used in connection with the investment strategies described below are set out in Appendix A to this Prospectus.

    Subject to the constraints described above, the Fund may (if and to the extent authorized) purchase and sell interest rate, currency, or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, Loan Participations and Assignments, currencies, futures contracts, indices and other financial instruments; and enter into interest rate transactions, equity swaps and related transactions as well as other similar transactions that may be developed to the extent the Investment Adviser determines they are consistent with the Fund's investment objective and policies and applicable regulatory requirements. Collectively, these transactions are referred to in this Prospectus as "Derivatives." The Fund's interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

    Derivatives may be used to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Fund's income or gain. The Fund may use any or all types of Derivatives that it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized Derivative will be a function of numerous variables, including market conditions. The ability of the Fund to utilize Derivatives successfully will depend on, in addition to the factors described above, the Investment Adviser's ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Fund's portfolio securities. The Fund is not a "commodity pool" (i.e., a pooled investment vehicle that trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC). Derivatives involving futures contracts and options on futures contracts will be purchased, sold or entered into only for bona fide hedging purposes, provided that the Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on existing contracts; provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation. The use of certain Derivatives in certain circumstances will require that the Fund segregate cash or other liquid assets to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

    Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the the extent the Investment Adviser's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in significantly greater losses than if it had not been used. Use of put and call options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise sell. The use of currency transactions could result in the Fund incurring losses as a result of the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency in addition to exchange rate fluctuations. The use of options and futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund could create the possibility that losses on the Derivative will be greater than gains in the value of the Fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. The Fund might not be able to close out certain positions without incurring substantial losses. To the extent the Fund utilizes futures and options transactions for hedging, such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of Derivatives will reduce the Fund's net asset value, and possibly income, and the losses may be significantly greater than if Derivatives had not been used.

    A detailed discussion of Derivatives, including applicable requirements of the Commodity Futures Trading Commission, the requirement to segregate assets with respect to these transactions and special risks associated with such strategies, appears as Appendix A to this Prospectus. See also "Risk Factors and Special Considerations--Investment Practices."

    The degree of the Fund's use of Derivatives may be limited by certain provisions of the Code. See "Taxation."

When-Issued and Delayed Delivery Securities

    The Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. The Fund generally will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase securities on a when-issued or delayed delivery basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments. As an alternative, the Fund may elect to treat when-issued or delayed delivery securities as senior securities representing indebtedness, which are subject to asset coverage requirements under the 1940 Act. See "Investment Restrictions."

Loans of Portfolio Securities

    The Fund may lend portfolio securities. By doing so, the Fund attempts to increase its income through the receipt of interest on the loan. In the event of the bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities it lent. To the extent that, in the meantime, the value of the securities the Fund lent has increased, the Fund could experience a loss.

    Any securities that the Fund may receive as collateral will not become a part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash equivalent collateral. Cash collateral received by the Fund will be invested in securities in which the Fund is permitted to invest. The value of securities loaned will be marked to market daily. Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Fund's Board of Directors. The Fund does not currently intend to make loans of portfolio securities with a value in excess of 25% of the value of its total assets.

Illiquid Securities

    The Fund may invest without limitation in illiquid securities for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at then current market prices and may have to dispose of such securities over extended periods of time. See "Risk Factors and Special Considerations--Market Illiquidity" and "--Illiquid Investments."

Investment Funds

    The Fund may invest in investment funds other than those for which the Investment Manager or the Investment Adviser serves as investment adviser or sponsor and which invest principally in securities in which the Fund is authorized to invest. Under the 1940 Act, the Fund may invest a maximum of 10% of its total assets in the securities of other investment companies. In addition, under the 1940 Act, not more than 5% of the Fund's total assets may be invested in the securities of any one investment company. To the extent the Fund invests in other investment funds, the Fund's shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The Fund's investment in certain investment funds will result in special U.S. federal income tax consequences described below under "Taxation."

Short Sales

    The Fund may from time to time sell securities short without limitation. A short sale is a transaction in which the Fund would sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund will need to arrange through a broker to borrow the securities and, in so doing, the Fund will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

    The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid assets. In addition, the Fund will place in a segregated account with its custodian or designated sub-custodian an amount of cash or assets equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash or other liquid assets deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short.

    Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.


                             INVESTMENT RESTRICTIONS

    The following restrictions, along with the Fund's investment objectives, are the Fund's only fundamental policies--that is, policies that cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. As used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. See "Description of Capital Stock--Preferred Stock" and "Description of Capital Stock--Special Voting Provisions" for additional information with respect to the voting rights of holders of preferred stock, if any. The other policies and investment restrictions referred to in this Prospectus are not fundamental policies of the Fund and may be changed by the Fund's Board of Directors without shareholder approval. If a percentage restriction set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. Under its fundamental restrictions, the Fund may not:

    (1) purchase any securities which would cause more than 25% of the value of its total assets at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to (a) investment in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (b) the purchase of securities of issuers whose primary business activity is in the oil or telecommunications industry, so long as the Fund's Board of Directors determines, on the basis of factors such as liquidity, availability of investments and anticipated returns, that the Fund's ability to achieve its investment objectives would be materially adversely affected if the Fund were not permitted to invest more than 25% of its total assets in those securities, and so long as the Fund notifies its shareholders of any decision by the Board of Directors to permit or cease to permit the Fund to invest more than 25% of its total assets in those securities, such notice to include a discussion of any increased investment risks to which the Fund may be subjected as a result of the Board's determination;

     (2) issue senior securities or borrow money, except for (a) preferred stock and other senior securities (including borrowing money, including on margin if margin securities are owned, entering into reverse repurchase agreements and entering into similar transactions) not in excess of 33 1/3% of its total assets, and (b) borrowings up to 5% of its total assets (including the amount borrowed) for temporary or emergency purposes (including for clearance of transactions, repurchase of its shares or payment of dividends), without regard to the amount of senior securities outstanding under clause (a) above; provided, however, that the Fund's obligations under when-issued and delayed delivery transactions and similar transactions and reverse repurchase agreements are not treated as senior securities if covering assets are appropriately segregated, and the use of Derivatives shall not be deemed to involve the issuance of a "senior security" or a "borrowing"; for purposes of clauses (a) and (b) above, the term "total assets" shall be calculated after giving effect to the net proceeds of senior securities issued by the Fund reduced by any liabilities and indebtedness not constituting senior securities except for such liabilities and indebtedness as are excluded from treatment as senior securities by this item
(2). The Fund's obligations under interest rate swaps are not treated as senior securities;

    (3) purchase or sell commodities or commodity contracts, including futures contracts and options thereon, except that the Fund may use Derivatives;

    (4) make loans, except that the Fund may (a) purchase and hold debt instruments (including bonds, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies, (b) invest in loans through Participations and Assignments, (c) enter into repurchase agreements with respect to portfolio securities, and (d) make loans of portfolio securities, as described under "Additional Investment Activities--Loans of Portfolio Securities" in this Prospectus;

    (5) underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter;

    (6) purchase real estate, real estate mortgage loans or real estate limited partnership interests (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

    (7) purchase securities on margin (except for delayed delivery or when-issued transactions, such short-term credits as are necessary for the clearance of transactions, and margin deposits in connection with transactions in futures contracts, options on futures contracts, options on securities and securities indices and currency transactions); or

    (8) invest for the purpose of exercising control over management of any company.


                     RISK FACTORS AND SPECIAL CONSIDERATIONS

    An investment in the Fund is subject to a number of risk factors and special considerations, including those described below:

Currency Devaluations and Fluctuations

    The Fund may invest up to 35% of its total assets in non-dollar-denominated investments. The Fund may be limited in its ability to hedge the value of its non-dollar-denominated investments against currency fluctuations. As a result, a decline in the value of currencies in which the Fund's investments are denominated against the dollar will result in a corresponding decline in the dollar value of the Fund's assets. These declines will in turn affect the Fund's income and net asset value. The Fund will compute its income on the date of its receipt by the Fund at the exchange rate in effect with respect to the relevant currency on that date. If the value of the currency declines relative to the dollar between the date income is accrued and the date the Fund makes a distribution, the amount available for distribution to the Fund's shareholders would be reduced. If the exchange rate against the dollar of a currency in which a portfolio security of the Fund is denominated declines between the time the Fund accrues expenses in dollars and the time expenses are paid, the amount of the currency required to be converted into dollars in order to pay expenses in dollars will be greater than the equivalent amount in the currency of the expenses at the time they are incurred. A decline in the value of non-U.S. currencies relative to the dollar may also result in foreign currency losses that will reduce distributable net investment income.

Economic and Political Risks

    The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

    With respect to any emerging market country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, governmental regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or the value of the Fund's investments in those countries.

Investment Controls; Repatriation

    Foreign investment in certain emerging market country debt securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market country debt securities and increase the costs and expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

    Emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Market Illiquidity

    No established secondary markets may exist for many of the emerging market country debt securities in which the Fund will invest. Reduced secondary market liquidity may have an adverse effect on market price and the Fund's ability to dispose of particular instruments when necessary to meet its liquidity requirements or in response to specific economic events such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain emerging market country debt securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Market quotations are generally available on many emerging country debt securities only from a limited number of dealers and may not necessarily represent firm bids of those dealers or prices for actual sales.

Rated and Unrated Securities

    At any one time, substantially all of the Fund's assets may be invested in instruments that are low rated or unrated. Emerging market country debt securities of the type in which the Fund will invest substantially all of its assets are generally considered to have a credit quality rated below investment grade by internationally recognized credit rating organizations such as Moody's and S&P. Non-investment grade securities (that is, rated Ba1 or lower by Moody's or BB+ or lower by S&P) are commonly referred to as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of the emerging market country debt securities held by the Fund, which may not be paying interest currently or may be in payment default, may be comparable to securities rated as low as C by Moody's or CCC or lower by S&P. These securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or to be in default or not current in the payment of interest or principal.

    Low rated and unrated  debt  instruments  generally  offer a higher  current yield than that available from higher grade issues, but typically involve greater risk. Low rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of low rated and unrated instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of low rated and unrated securities especially in a market characterized by a low volume of trading.

Considerations Relating to Debt Securities

    The Fund is subject to no restrictions on the maturities of the emerging market country debt securities it holds; those maturities may range from overnight to 30 years. Changes in interest rates generally will cause the value of debt securities held by the Fund to vary inversely to changes in prevailing interest rates. The Fund's investments in fixed-rated debt securities with longer terms to maturity are subject to greater volatility than the Fund's investments in shorter-term obligations. Brady Bonds and other debt obligations acquired at a discount are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which are not subject to such discount.

    Investments in emerging market country government debt securities involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government debtor's policy towards the IMF and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may further impair such debtor's ability or willingness to timely service its debts. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

    As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

    Government obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. The issuers of the government debt securities in which the Fund invests have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Investment Practices

    Risks and special considerations of certain investment practices in which the Fund may engage are described above under "Investment Objectives and Policies" and "Additional Investment Activities." Additional information regarding the risks and special considerations associated with Derivatives appears in Appendix A to this Prospectus.

Illiquid Investments

    The Fund may invest without limitation in illiquid securities. Investment of the Fund's assets in relatively illiquid securities and loans may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute in situations in which the Fund's operations require cash, such as when the Fund repurchases shares or pays dividends or distributions, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

Financial Information and Standards

    Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Substantially less information may be publicly available about issuers in emerging market countries than is available about U.S.
issuers.

Net Asset Value Discount; Non-Diversification

    Shares of closed-end investment companies frequently trade at a discount from net asset value. This characteristic of shares of a closed-end fund is a risk separate and distinct from the risk that a fund's net asset value will decrease. The Fund cannot predict whether its shares will trade at, below or above net asset value in the future.

    The Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. The Fund, however, has complied with, and intends to continue to comply with, the diversification requirements imposed by the Code for qualification as a regulated investment company. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk of loss with respect to its portfolio securities. See "Taxation" and "Investment Restrictions."

Operating Expenses

    The Fund's annual operating expenses are higher than those of many other investment companies investing exclusively in the securities of U.S. issuers. The operating expenses, however, are comparable to expenses of other closed-end management investment companies that invest primarily in the securities of emerging market countries.

Additional Considerations

    The Fund's Articles of Incorporation contain certain anti-takeover provisions that may have the effect of inhibiting the Fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of the Fund. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices. The Fund's Board of Directors has determined that these provisions are in the best interests of shareholders generally.

                             MANAGEMENT OF THE FUND

Directors and Officers

    The names of the directors and principal officers of the Fund are set forth below, together with their positions and their principal occupations during the past five years and, in the case of the directors, their positions with certain other international organizations and publicly held companies.

   Name and Address           Position with the Fund   Age    Principal Occupation and Other Affiliations
   ----------------           ----------------------   ---    -------------------------------------------
   *Alan Rappaport            Chairman of the          43     Executive Vice President, Oppenheimer &
   Advantage Advisers,        Board of Directors              Co., Inc. (1994-present); Managing
   Inc.                                                       Director, Oppenheimer & Co., Inc.
   Oppenheimer Tower                                          (1986-1994); President and Director,
   World Financial Center                                     Advantage Advisers, Inc. (1993-present);
   New York, NY  10281                                        Executive Vice President, Advantage
                                                              Advisers, Inc. (1990-1993); Chairman of
                                                              the Board, President and Director, The
                                                              India Fund, Inc., The Mexico Equity and
                                                              Income Fund, Inc., and The Asia Tigers
                                                              Fund, Inc.; Chairman of the Board and
                                                              Director, The Czech Republic Fund, Inc.,
                                                              and The Emerging Markets Floating Rate
                                                              Fund Inc.; President and Director, The
                                                              Emerging Markets Income Fund Inc and
                                                              Global Partners Income Fund Inc.;
                                                              Director, Xiosinvest Management Co.,
                                                              S.A.; Member, New York Stock Exchange
                                                              Advisory Committee on International
                                                              Capital Markets.

   *Michael S. Hyland         President and            50     President and Managing Director, Salomon
   Salomon Brothers Asset     Director                        Brothers Asset Management Inc ("SBAM")
   Management Inc.                                            and Managing Director, Salomon Brothers
   Seven World Trade                                          Inc ("SBI") (1989-present); Chairman of
   Center                                                     the Board, Global Partners Income Fund
   New York, NY  10048                                        Inc., The Emerging Markets Income Fund
                                                              Inc, Salomon Brothers High Income Fund
                                                              Inc., Salomon Brothers 2008 Worldwide
                                                              Dollar Government Term Trust and Salomon
                                                              Brothers Worldwide Income Fund Inc;
                                                              President and Director, The Emerging
                                                              Markets Floating Rate Fund Inc.,
                                                              Municipal Partners Fund Inc. and
                                                              Municipal Partners Fund II Inc.;
                                                              Managing Director, First Boston Asset
                                                              Management Corp. (1989); Managing
                                                              Director, The First Boston Corporation
                                                              (1985-1989).

   Charles F. Barber          Director                 79     Consultant; former Chairman of the
   66 Glenwood Drive                                          Board, ASARCO Incorporated; Director,
   Greenwich, CT 06830                                        Global Partners Income Fund Inc., The
                                                              Emerging Markets Income Fund Inc., The
                                                              Asia Tigers Fund, Inc., The Emerging
                                                              Markets Floating Rate Fund Inc., Salomon
                                                              Brothers High Income Fund Inc.,
                                                              Municipal Partners Fund Inc., Municipal
                                                              Partners Fund II Inc., The Salomon
                                                              Brothers Fund Inc., Salomon Brothers
                                                              Series Funds Inc, Salomon Brothers
                                                              Institutional Series Funds Inc., Salomon
                                                              Brothers Capital Fund Inc., Salomon
                                                              Brothers Investors Fund Inc, Salomon
                                                              Brothers 2008 Worldwide Dollar
                                                              Government Term Trust, Salomon Brothers
                                                              Worldwide

   Name and Address           Position with the Fund   Age    Principal Occupation and Other Affiliations
   ----------------           ----------------------   ---    -------------------------------------------
                                                              Income Fund Inc., Zenix Income Fund
                                                              Inc., Municipal High Income Fund Inc.,
                                                              Managed Municipals Portfolio Inc. and
                                                              Managed Municipals Portfolio II Inc.;
                                                              Director, MinVen Inc.; Trustee, Lehman
                                                              Brothers Institutional Funds Group
                                                              Trust; Member, Council on Foreign
                                                              Relations, Inc.; Director and Treasurer,
                                                              Americas Society.

   Leslie H. Gelb             Director                 58     President, The Council on Foreign
   The Council on Foreign                                     Relations (1993-Present); Columnist
     Relations                                                (1991-1993), Deputy Editorial Page
   58 East 68th Street                                        Editor (1986-1990), and Editor, Op-Ed
   New York, NY  10021                                        Page (1988-1990), The New York Times;
                                                              Assistant Secretary of State, Department
                                                              of State (1977-1979); Director of Policy
                                                              Planning and Arms Control, International
                                                              Security Affairs, Department of Defense
                                                              (1967-1969); Director, The Asia Tigers
                                                              Fund, Inc., The India Fund, Inc., The
                                                              Czech Republic Fund, Inc., The Emerging
                                                              Markets Income Fund Inc., The Emerging
                                                              Markets Floating Rate Fund Inc. and
                                                              Global Partners Income Fund Inc.;
                                                              Trustee, The Carnegie Endowment for
                                                              International Peace; Trustee, Tufts
                                                              University; Board Member, Columbia
                                                              University School of International and
                                                              Public Affairs; Member, International
                                                              Institute for Strategic Studies,
                                                              Advisory Board Member, Center on Press,
                                                              Politics and Public Policy, Harvard
                                                              University, John F. Kennedy School.

   Dr. Riordan Roett         Director                  56     Professor and Director, Latin American
   Johns Hopkins                                              Studies Program, Paul H. Nitze School of
   University                                                 Advanced International Studies, Johns
   1740 Massachusetts                                         Hopkins University; Director, The
   Ave.,                                                      Emerging Markets Income Fund Inc., The
   N.W.                                                       Emerging Markets Floating Rate Fund
   Washington, D.C. 20036                                     Inc., Global Partners Income Fund Inc.,
                                                              Salomon Brothers High Income Fund Inc.,
                                                              Salomon Brothers 2008 Worldwide Dollar
                                                              Government Term Trust and Salomon
                                                              Brothers Worldwide Income Fund Inc.;
                                                              Member, Council on Foreign Relations,
                                                              Inc.; author of numerous articles and
                                                              other publications on emerging market
                                                              country and international political and
                                                              economic affairs.

   Jeswald W. Salacuse       Director                  57     Henry J. Braker Professor of Commercial
   The Fletcher School of                                     Law, and formerly Dean, The Fletcher
   Law & Diplomacy                                            School of Law & Diplomacy, Tufts
   Packard Avenue                                             University; Director, The Emerging
   Medford, MA 02155                                          Markets Income Fund Inc, Global Partners
                                                              Income Fund Inc., The Emerging Markets
                                                              Floating Rate Fund Inc., The Asia Tigers
                                                              Fund, Inc., The India Fund, Inc.,
                                                              Salomon Brothers High Income Fund Inc.,
                                                              Salomon Brothers 2008 Worldwide Dollar
                                                              Government Term Trust, Salomon Brothers
                                                              Worldwide Income Fund Inc and Municipal
                                                              Advantage Fund, Inc.; Member, Council on

   Name and Address           Position with the Fund   Age    Principal Occupation and Other Affiliations
   ----------------           ----------------------   ---    -------------------------------------------
                                                              Foreign Relations, Inc.; author of
                                                              numerous articles and other publications
                                                              on law, international relations, and
                                                              multinational business.

   Peter J. Wilby            Executive Vice            37     Managing Director SBAM and SBI
   Salomon Brothers Asset     President                       (1996-present); Director and Portfolio
     Management Inc.                                          Manager, SBAM, and Director (1989-1996).
   Seven World Trade
   Center
   New York, NY 10048

   Thomas K. Flanagan         Executive Vice           43     Director of SBAM and SBI
   Salomon Brothers Asset     President                       (1996-present); Former Vice President,
     Management Inc.                                          SBAM and SBI.
   Seven World Trade
   Center
   New York, NY 10048

   Lawrence H. Kaplan         Executive Vice           39     Vice President and Chief Counsel, SBAM
   Salomon Brothers Asset     President and                   and Vice President, SBI
     Management Inc.          General Counsel                 (1995-present); Former Senior Vice
   Seven World Trade                                          President, Director and General
   Center                                                     Counsel, Kidder Peabody Asset
   New York, NY  10048                                        Management, Inc. and Kidder, Peabody &
                                                              Co.

   Alan M. Mandel             Treasurer                38     Vice President, SBAM and SBI
   Salomon Brothers Asset                                     (1995-present); Chief Financial
     Management Inc.                                          Officer, Hyperion Capital Management
   Seven World Trade                                          Inc. (1991-1994); Former Vice
   Center                                                     President, Mitchell Hutchins Asset
   New York, NY 10048                                         Management, Inc.

   Tana E. Tselepis           Secretary                60     Compliance Officer (1993-present),
   Salomon Brothers Asset                                     Senior Administrator (1989-1993), SBAM;
     Management Inc.                                          Administrator (1989-1993), SBAM;
   Seven World Trade                                          Senior Administrator, First Boston
   Center                                                     Asset Management Corp. (1985-1989).
   New York, NY 10048

--------------
*  Director who is an "interested person" of the Fund within the meaning of the 1940 Act.


    Directors who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager or the Investment Adviser are paid a fee of $5,000 per year, plus $700 for every meeting of the Board attended, and are reimbursed for travel and out-of-pocket expenses incurred in connection with meetings of the Board of Directors.

    The following table provides information concerning the compensation paid during the fiscal year ended May 31, 1996, to each director of the Fund and other Funds advised by the Investment Manager or the Investment Adviser. Each of the directors listed below are members of the Audit Committee of the Fund and audit and other committees of certain other investment companies advised by Advantage and/or SBAM, and, accordingly, the amounts provided in the table include compensation for service on such committees. The Fund does not provide any pension or retirement benefits to directors. In addition, no remuneration is paid by the Fund to Messrs. Rappaport and Hyland who, as officers of Advantage Advisers and SBAM, respectively, are interested persons as defined under the 1940 Act.


                                             Total
                                          Compensation            Total                 Total
                                            from Other        Compensation        Compensation
                                              Funds             from Other          from Other
                                           -Advised by            Funds                Funds
                           Aggregate      Advantage and        Advised by           Advised by           Total
                         Compensation         SBAM              Advantage              SBAM            Compensation
   Name of Nominee        from Fund      Directorships(A)    Directorships(A)    Directorships(A)    Directorships(A)
-----------------------   -----------    ----------------    ----------------    ----------------    ----------------

Charles F. Barber .....      $7,100          $38,500 (5)         $20,650 (2)    $61,030 (7)          $127,280(15)

Leslie H. Gelb ........      $7,100          $20,300 (3)         $25,250 (3)    $    0               $ 52,650 (7)

Jeswald W. Salacuse ...      $7,800          $22,400 (3)         $22,950 (3)    $16,550 (3)          $ 69,700(10)

Dr. Riodan Roett ......      $6,550          $18,650 (3)         $    0         $14,700 (3)          $ 39,900 (7)


--------------
(A) The numbers in parentheses indicate the applicable number of investment company directorships held by that director.


    The officers of the Fund conduct and supervise the daily business operations of the Fund, while the directors, in addition to their functions set forth elsewhere under "Management of the Fund," review such actions and decide on general policy.

    The Fund's Board of Directors has an Executive Committee, which may exercise the powers of the Board to conduct the current and ordinary business of the Fund while the Board is not in session. The current members of the Executive Committee are Messrs. Hyland and Rappaport and any one of the directors who is not an interested person of the Fund. The Fund also has an Audit Committee composed currently of Messrs. Barber, Gelb, Roett and Salacuse.

    The Board of Directors is divided into three classes, having three-year terms that expire at successive Annual Meetings of Stockholders. When the term of each class of directors expires, directors are elected to a new three-year term in that class. Under the Fund's Articles of Incorporation and the 1940 Act, holders of shares of preferred stock (when and if issued) will be entitled to elect two directors, and the remaining directors, subject to the provisions of the 1940 Act and the Fund's Articles of Incorporation, will be elected by the holders of Common Stock and preferred stock, if any, voting together as a single class. When dividends are in arrears for two full years, such provisions permit the holders of shares of preferred stock, if any, to elect the minimum number of additional directors that when combined with the two directors elected by the holders of shares of preferred stock would result in the election of a majority of the directors by the holders of shares of preferred stock. Under the 1940 Act, the terms of senior securities consisting of debt may provide the right to elect directors in certain circumstances.

    The Articles of Incorporation and By-Laws of the Fund provide that the Fund will indemnify its directors and officers and may indemnify employees or agents of the Fund against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund to the fullest extent permitted by law. In addition, the Fund's Articles of Incorporation provide that the Fund's directors and officers will not be liable to shareholders for money damages, except in limited instances. However, nothing in the Articles of Incorporation or By-Laws of the Fund protects or indemnifies a director, officer, employee or agent against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    At August 31, 1996, directors and officers of the Fund as a group owned beneficially less than 1% of the outstanding shares of the Fund. No person owned of record, or to the knowledge of management owned beneficially, more than 5% of the Fund's outstanding shares at that date, except that Cede & Co., a nominee for participants in Depository Trust Company, held of record 20,311,880 shares, equal to 93% of the outstanding shares of the Fund.

Investment Manager and Investment Adviser

    The Investment Manager is Advantage Advisers, Inc., and the Investment Adviser is Salomon Brothers Asset Management Inc. Pursuant to the Management Agreement between the Fund and the Investment Manager, the Investment Manager supervises the Fund's investment program, including advising and consulting with the Investment Adviser regarding the Fund's overall investment strategy and advising the Fund and the Investment Adviser with respect to all matters relating to the Fund's use of leveraging techniques, including the extent and timing of the Fund's use of such techniques. In addition, the Investment Manager consults with the Investment Adviser on a regular basis regarding the Investment Adviser's decisions concerning the purchase, sale or holding of particular securities. The Investment Manager also provides the Investment Adviser with access on a continuous basis to economic, financial and political information, research and assistance concerning emerging market countries and, as appropriate, will be involved in the process of emerging market country selection. The Investment Manager pays the reasonable salaries and expenses of such of the Fund's officers and employees and any fees and expenses of such of the Fund's directors who are directors, officers or employees of the Investment Manager, except that the Fund bears travel expenses or an appropriate portion thereof of directors and officers of the Fund who are directors, officers or employees of the Investment Manager to the extent that such expenses relate to attendance at meetings of the Board of Directors or any committees thereof.

    Pursuant to an investment advisory and administration agreement (the "Advisory Agreement") among the Investment Manager, the Investment Adviser and the Fund (but only with respect to certain provisions), the Investment Adviser acts as the Fund's investment adviser and administrator and is responsible on a day-to-day basis for investing the Fund's portfolio in accordance with its investment objectives and policies. The Investment Adviser has discretion over investment decisions for the Fund and, in that connection, places purchase and sale orders for the Fund's portfolio securities. In addition, the Investment Adviser makes available research and statistical data to the Fund. The Investment Adviser is responsible for day-to-day administration of the Fund, matters related to the corporate existence of the Fund, provision of office space to the Fund and clerical services relating to the Fund's operations, maintenance of the Fund's books and records and preparation of reports. The Investment Adviser pays the reasonable salaries and expenses of such of the Fund's officers and employees and any fees and expenses of such of the Fund's directors who are directors, officers or employees of the Investment Adviser, except that the Fund bears travel expenses or an appropriate portion thereof of directors and officers of the Fund who are directors, officers or employees of the Investment Adviser to the extent that such expenses relate to attendance at meetings of the Board of Directors or any committees thereof. The Investment Adviser has, at its own expense and with the Fund's consent, subcontracted the performance of certain fund accounting services to Brown Brothers Harriman & Co., which maintains certain financial data and accounting records of the Fund and is responsible for calculation of the Fund's net asset value per share.

    Peter J. Wilby, Executive Vice President of the Fund, is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Wilby, who joined SBAM in 1989, has been a Managing Director of SBAM and SBI since January 1996. He is responsible for SBAM's investment company and institutional portfolios that invest in high yield foreign sovereign debt securities and high yield U.S. corporate debt securities. Mr. Wilby has managed the Fund's portfolio since the inception of the Fund.

    Investment Manager. The Investment Manager is a subsidiary of Oppenheimer & Co., Inc. Oppenheimer & Co., Inc., has been engaged in the management of investment funds for more than 35 years. As of June 30, 1996, total assets under management by Oppenheimer & Co., Inc. and its affiliates were approximately $50 billion for investment company, corporate, pension, profit-sharing and other accounts. The Investment Manager serves as investment adviser for 12 registered investment companies. The Investment Manager is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The business address of the Investment Manager is Oppenheimer Tower, World Financial Center, New York, New York 10281.

    Investment Adviser. The Investment Adviser was incorporated in 1987 and is an indirect, wholly-owned subsidiary of Salomon Inc, the parent of Salomon Brothers Inc ("SBI"). SBI is one of the largest international investment houses in the world, with offices and affiliates in 15 countries. The Investment Adviser is a registered investment adviser under the Advisers Act. The business address of the Investment Adviser is Seven World Trade Center, New York, New York 10048.

    The Investment Adviser's professional staff is comprised of individuals with extensive experience in the securities and investment industry in both portfolio and securities analysis. These individuals have been innovators in developing and managing funds for U.S. and non-U.S. investors. In addition, the Investment Adviser's staff has access to the quantitative tools and research capabilities of SBI and its affiliates. The Investment Adviser provides a broad range of fixed income and equity investment advisory services for its individual and institutional clients located around the world, and provides investment advisory services for 15 registered investment companies (including portfolios thereof). The Investment Adviser is a wholly-owned subsidiary of Salomon Brothers Holding Company Inc, which is in turn a wholly-owned subsidiary of Salomon Inc.

Compensation and Expenses

    As compensation for its services, the Investment Manager receives from the Fund monthly fees at an annual rate of 1.20% of the Fund's average weekly net assets and the Investment Adviser receives from the Investment Manager monthly fees at an annual rate of 0.70% of the Fund's average weekly net assets. For the fiscal year, ended May 31,

1996 and May 31, 1995, and for the fiscal period ended May 31, 1994, the Investment Manager received $3,108,547, $2,866,176 and $3,550,499, respectively, of which $1,813,526, $1,672,127 and $2,071,361 was remitted to the Investment Adviser. The Fund pays or causes to be paid all of its expenses, except for the expenses borne by the Investment Manager and the Investment Adviser pursuant to the Management Agreement and the Advisory Agreement, respectively, including, among other things: expenses for legal, accounting and auditing services; taxes and governmental fees; dues and expenses incurred in connection with membership in investment company organizations; fees and expenses incurred in connection with listing the Fund's shares on any stock exchange; expenses of leverage; costs of printing and distributing shareholder reports, proxy materials, prospectuses, stock certificates and distributions of dividends; charges of the Fund's custodians, sub-custodians, registrars, transfer agents, dividend disbursing agents and dividend reinvestment plan agents; payment for portfolio pricing services to a pricing agent, if any; registration and filing fees of the Commission; expenses of registering or qualifying securities of the Fund for sale in the various states; freight and other charges in connection with the shipment of the Fund's portfolio securities; fees and expenses of non-interested directors; salaries of shareholder relations personnel; costs of shareholders meetings; the fees of any rating agencies retained to rate any preferred stock or debt securities issued by the Fund; insurance; interest; brokerage costs; and litigation and other extraordinary or non-recurring expenses.

    For the fiscal years ended May 31, 1996 and 1995, and for the fiscal period ended May 31, 1994, the Fund's total expenses, stated as a percentage of net assets, were 4.21%, 4.41% and 2.40%, respectively.

Duration and Termination; Non-Exclusive Services

    Unless earlier terminated as described below, each of the Management Agreement and the Advisory Agreement remains in effect from year to year if approved annually (i) by a majority of the non-interested directors of the Fund and (ii) by the Board of Directors of the Fund or by a majority of the outstanding voting securities of the Fund. The Management Agreement may be terminated without penalty on 60 days' written notice by either party thereto or by vote of a majority of the outstanding voting securities of the Fund and will terminate in the event it is assigned (as defined in the 1940 Act). The Advisory Agreement may be terminated without penalty on 60 days' written notice by the Fund or the Investment Adviser or by vote of a majority of the outstanding voting securities of the Fund and will terminate in the event it is assigned (as defined in the 1940 Act).

    The services of the Investment Manager and the Investment Adviser are not deemed to be exclusive, and nothing in the relevant service agreements prevents any of them or their affiliates from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities.


                             PORTFOLIO TRANSACTIONS

    The Fund has no obligation to deal with any brokers or dealers in the execution of transactions in portfolio securities. Subject to policy established by the Fund's Board of Directors, the Investment Adviser is primarily responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions.

    Debt securities are normally purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price, which may include dealer spreads and underwriting commissions. In placing orders, it is the policy of the Fund to obtain the best results taking into account the general execution and operational facilities of the broker or dealer, the type of transaction involved and other factors such as the risk of the broker or dealer in positioning the securities involved. The purchase by the Fund of Participations or Assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the Participation or Assignment. While the Investment Adviser generally seeks the best price in placing its orders, the Fund may not necessarily pay the lowest price available. Subject to seeking the best price and execution, securities firms which provide supplemental research to the Investment Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Advisory Agreement, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    Affiliated persons (as such term is defined in the 1940 Act) of the Fund, or affiliated persons of such persons, may from time to time be selected to perform brokerage services for the Fund, subject to the considerations discussed above, but are prohibited by the 1940 Act from dealing with the Fund as principal in the purchase or sale of securities. In order for such an affiliated person to be permitted to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such affiliated person must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow such an affiliated person to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. The Fund is prohibited by the 1940 Act from purchasing securities in offerings in which Oppenheimer & Co., Inc. or Salomon Brothers Inc or any of their respective affiliates acts as an underwriter unless certain conditions established under the 1940 Act are satisfied.

    Investment decisions for the Fund are made independently from those for other funds and accounts advised or managed by the Investment Adviser. Such other funds and accounts may also invest in the same securities as the Fund. If those funds or accounts are prepared to invest in, or desire to dispose of, the same security at the same time as the Fund, however, transactions in such securities will be made, insofar as feasible, for the respective funds and accounts in a manner deemed equitable to all. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. In addition, because of different investment objectives, a particular security may be purchased for one or more funds or accounts when one or more funds or accounts are selling the same security.

    Although the Advisory Agreement contains no restrictions on portfolio turnover, it is not the Fund's policy to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Fund will not exceed 100%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

    The Fund's portfolio turnover rates for the fiscal periods ended May 31, 1994, 1995, and 1996, were 23.15%, 58.16% and 93.50%, respectively. For the fiscal periods ended May 31, 1994, 1995, and 1996, the Fund paid no brokerage commissions for the execution of portfolio transactions.


                          DIVIDENDS AND DISTRIBUTIONS;
                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

    The Fund distributes quarterly to shareholders substantially all of its net investment income, and distributes any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long- and short-term capital gains net of expenses. From and after the leveraging of the Fund, quarterly distributions to holders of Common Stock will consist of net investment income remaining after the payment of dividends or interest on any outstanding leverage. For information relating to the potential impact of leverage on the distributions made by the Fund to holders of Common Stock. See "Additional Investment Activities--Leverage."

    Pursuant to the Plan, unless the Fund declares a dividend or distribution payable only in cash, shareholders whose shares of Common Stock are registered in their own names are deemed to have elected to have all distributions automatically reinvested by American Stock Transfer & Trust Company (the "Plan Agent") in Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash receive all distributions in cash paid by check in dollars mailed directly to the shareholder by American Stock Transfer & Trust Company, as dividend paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners, the Plan Agent administers the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders' names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

    The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund's Common Stock in the open market, on the NYSE or elsewhere, for the participants' accounts.

    If, on the fourth NYSE trading day (a "Trading Day") preceding the payment date for the dividend or distribution (the "Determination Date"), the market price per share of Common Stock equals or exceeds the net asset value per share of Common Stock on that date (such condition, a "Market Premium"), the Plan Agent will receive the dividend or distribution in newly issued shares of Common Stock (the "New Shares") of the Fund on behalf of Participants. If, on the Determination Date, the net asset value per share of Common Stock exceeds the market price per share of Common Stock (such condition, a "Market Discount"), the Plan Agent will purchase shares of Common Stock in the open market. Purchases made by the Plan Agent will be made as soon as practicable commencing on the Trading Day following the Determination Date and terminating no later than 30 days after the dividend or distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the earlier of (a) 60 days after the dividend or distribution payment date or (b) the Trading Day prior to the "ex-dividend" date next succeeding the dividend or distribution payment date (in either event, "Mandatory Termination"). If (i) the Plan Agent has not invested the full dividend amount in open-market purchases by the Mandatory Termination or (ii) a market discount shifts to a market premium during the purchase period, then the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in New Shares (x) in the case of (i) above, at the close of business on the date the Mandatory Termination date or
(y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the dividend or distribution.

    In the event that all or part of a dividend or distribution amount is to be paid in New Shares, such New Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per share of Common Stock is less than or equal to the market price per share, then the New Shares will be valued at net asset value per share of Common Stock on the valuation date; provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such New Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share of Common Stock is greater than the market price per share of Common Stock, then the New Shares will be issued at the market price on the valuation date. The valuation date will be the dividend or distribution payment date, except that with respect to New Shares issued pursuant to a Mandatory Termination, the valuation date will be the date such New Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

    Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent uses all such funds received from participants to purchase Fund shares in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, participants should send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

    The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

    There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments are paid by the Fund. However, each participant pays a pro-rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are generally less than the usual brokerage charges for such transactions because the Plan Agent is purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

    The receipt of dividends and distributions under the Plan does not relieve participants of any income tax which may be payable on such dividends or distributions. See "Taxation--Shareholders."

    The Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days' written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at 40 Wall Street, 46th Floor, New York, New York 10005.


                                    TAXATION

    The following is a general summary of certain United States federal income tax considerations affecting the Fund and United States and foreign shareholders and, except as otherwise indicated, reflects provisions of the Code as of the date of this Prospectus. No attempt is made to present a detailed explanation of all federal, state, local and foreign income tax considerations, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors regarding an investment in the Fund.

The Fund

    The Fund intends to qualify and elect to be treated as a regulated investment company for federal income tax purposes under Subchapter M of the Code. In order to so qualify, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of stock or securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (including, but not limited to, gains from options, futures or forward contracts); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of any of the following that are held for less than three months (the "30% limitation"): (i) stock or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies), or (iii) foreign currencies (or foreign currency options, futures or forward contracts) that are not directly related to its principal business of investing in stock or securities (or options and futures with respect to stocks or securities); and (c) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets nor more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any issuer (other than U.S. Government securities or the securities of other regulated investment companies) or of any two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses.

    If the Fund qualifies as a regulated investment company and distributes to its shareholders at least 90% of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid), then the Fund will not be subject to federal income tax on the net investment income and "net capital gain" (the excess of the Fund's net long-term capital gains over net short-term capital losses) that it distributes. The Fund, however, would be subject to corporate income tax (currently at a rate of 35%) on any undistributed net investment income and net capital gain. The Fund currently expects to distribute any such amounts annually. In the event the Fund retains amounts attributable to its net capital gain, the Fund expects to designate such retained amounts as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for United States federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount,
(ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their United States federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount currently equal to 65% of the amount of undistributed capital gains included in the shareholder's income.

    If in any year the Fund should fail to qualify as a regulated investment company, the Fund would be subject to federal tax in the same manner as an ordinary corporation, and distributions to shareholders would be taxable to such holders as ordinary income to the extent of the earnings and profits of the Fund. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long or short-term capital gain. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the aggregate income it distributes in any calendar year is less than the sum of: (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the excess of capital gains over capital losses (both long- and short-term) for the one-year period ending on October 31 of each year; and (c) 100% of the undistributed ordinary income and gains from prior years. For this purpose, any income or gain retained by the Fund subject to corporate income tax will be considered to have been distributed by year-end.

    The Internal Revenue Service ("IRS") has taken the position in a revenue ruling that a regulated investment company that has two or more classes of shares must designate distributions made to each class in any year as consisting of no more than such class's proportionate share of each type of income for each tax year based on the total dividends distributed to each class for such year, including income qualifying for the corporate dividends-received deduction and net capital gains. Consequently, when both Common Stock and preferred stock are outstanding, the Fund intends to allocate, to the fullest extent practicable, income distributed to the classes as consisting of particular types of income in accordance with the class's proportionate shares of such income. Thus, the Fund will designate dividends qualifying for the corporate dividends-received deduction, income not qualifying for the dividends-received deduction and net capital gain income in a manner that allocates such income between the holders of Common Stock and preferred stock in proportion to the total distributions made to each class during the taxable year, or otherwise as required by applicable law.

    The Fund intends to distribute sufficient income so as to avoid both corporate income tax and the excise tax.

    If at any time when leverage is outstanding, the Fund does not meet the asset coverage requirements of the 1940 Act or of any rating agency that has rated such leverage, the Fund will be required to suspend distributions to holders of Common Stock until the asset coverage is restored. See "Additional Investment Activities--Leverage." This may prevent the Fund from distributing at least 90% of its investment company taxable income, and may therefore jeopardize the Fund's qualification for taxation as a regulated investment company or cause the Fund to incur a tax liability or a non-deductible 4% excise tax on the undistributed taxable income (including gain), or both. Upon any failure to meet the asset coverage requirements of the 1940 Act, or imposed by a rating agency, the Fund may, in its sole discretion, purchase or redeem any preferred stock or short-term debt securities in order to maintain or restore the requisite asset coverage and avoid the adverse consequences to the Fund and its shareholders of failing to qualify as a regulated investment company. There can be no assurance, however, that any such redemption would achieve such objectives.

    In an attempt to reduce or eliminate the potential for a market value discount from net asset value, the Fund may repurchase its shares. The Fund may liquidate portfolio securities in order to purchase shares and the securities sold may include securities held by the Fund for less than three months. Because of the 30% limitation described above, any gains recognized on the sale of such securities could limit the Fund's ability to sell at a gain other securities held for less than three months.

    The Fund may engage in various hedging transactions. See "Additional Investment Activities--Derivatives." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the Fund to mark-to-market certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The extent to which the Fund may be able to use such hedging techniques and continue to qualify as a regulated investment company may be limited by the 30% limitation discussed above. The Fund intends to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any forward contracts, option, futures contract, or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

    The Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds, obligations such as certain Brady Bonds or other obligations having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such bond immediately after it was acquired) if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to dispose of other securities to be able to make distributions to its investors. The extent to which the Fund may liquidate securities at a gain may be limited by the 30% limitation discussed above.

    The Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. federal income tax purposes. Investments generally will be maintained and income therefrom calculated by reference to certain foreign currencies and such calculations will not necessarily correspond to the Fund's distributable income and capital gains for U.S. federal income tax purposes as a result of fluctuations in currency exchange rates.

    Furthermore, exchange control regulations may restrict the ability of the Fund to repatriate investment income or the proceeds of sales of securities. These restrictions and limitations may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

    The Fund's taxable income will in most cases be determined on the basis of reports made to the Fund by the issuer of the securities in which the Fund invests. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities or of the Fund could result in adjustments to the income of the Fund. An upward adjustment by the IRS to the income of the Fund may result in the failure of the Fund to satisfy the 90% distribution requirement described in the Prospectus necessary for the Fund to maintain its status as a regulated investment company under the Code. In such event, the Fund may be able to make a "deficiency dividend" distribution to its shareholders with respect to the year under examination to satisfy this requirement. Such distribution will be taxable as a dividend to the shareholders receiving the distribution (whether or not the Fund has sufficient current or accumulated earnings and profits for the year in which such distribution is made). A downward adjustment by the IRS to the income of the Fund may cause a portion of the previously made distribution with respect to the year under examination not to be treated as a dividend. In such event, the portion of distributions to each shareholder not treated as a dividend would be recharacterized as a return of capital and reduce the shareholder's basis in the shares held at the time of the previously made distributions. Accordingly, this reduction in basis could cause a shareholder to recognize additional gain upon the sale of such shareholder's shares.

    Certain of the Fund's investments in Structured Investments may, for federal income tax purposes, constitute investments in shares of foreign corporations. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of the shares even if the income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders with respect to deferred taxes arising from the distributions or gains. If the Fund were to invest in a PFIC and (if the Fund received the necessary information available from the PFIC, which may be difficult to obtain) elected to treat the PFIC as a "qualified electing fund" (a "QEF") under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the PFIC, even if not distributed to the Fund, and the amounts would be subject to the 90% and calendar year distribution requirements described above.

    In the case of PFIC stock owned by a regulated investment company, proposed Treasury regulations, not currently in effect, provide a mark-to-market election for regulated investment companies that would permit a regulated investment company to elect to mark-to-market stock in the PFIC annually and thereby avoid the need for the company to make a QEF election. These proposed regulations would be effective for taxable years ending after promulgation of the regulations as final regulations.

Shareholders

    Distributions. Distributions to shareholders of net investment income will be taxable as ordinary income whether paid in cash or reinvested in additional shares. It is not anticipated that such dividends, if any, will qualify for the dividends received deduction generally available for corporate shareholders under the Code. Shareholders receiving distributions from the Fund in the form of additional shares pursuant to the Plan will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

    Distributions to shareholders of net capital gain that are designated by the Fund as "capital gains dividends" will be taxable as long-term capital gains, whether paid in cash or reinvested in additional shares, regardless of how long the shares have been held by such shareholders. These distributions will not be eligible for the dividends received deduction. The current maximum federal income tax rate imposed on individuals with respect to long-term capital gains is 28%, whereas the current maximum federal income tax rate imposed on individuals with respect to ordinary income (and short-term capital gains, which are taxed at the same rates as ordinary income) is 39.6%. With respect to corporate taxpayers, long-term capital gains are currently taxed at the same federal income tax rates as ordinary income and short-term capital gains.

    Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to a distribution will receive a distribution that will be taxable to them.

    Dividends and distributions by the Fund are generally taxable to the shareholders at the time the dividend or distribution is made (even if paid or reinvested in additional shares). Any dividend declared by the Fund in October, November or December of any calendar year, however, which is payable to shareholders of record on a specified date in such a month and which is not paid on or before December 31 of such year will be treated as received by the shareholders as of December 31 of such year, provided that the dividend is paid during January of the following year. Any distribution in excess of the Fund's net investment income and net capital gains would first reduce a shareholder's basis in his shares and, after the shareholder's basis is reduced to zero, will constitute capital gains to a shareholder who holds shares as capital assets.

    A notice detailing the tax status of dividends and distributions paid by the Fund will be mailed annually to the shareholders of the Fund.

    Dispositions and Repurchases. Gain or loss, if any, recognized on the sale or other disposition of shares of the Fund will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of the Fund before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share. A loss realized on a sale or exchange of shares may be disallowed if other shares are acquired (whether under the Plan or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. If disallowed, the loss will be reflected by an upward adjustment to the basis of the shares acquired.

    A repurchase by the Fund of shares generally will be treated as a sale of the shares by a shareholder provided that after the repurchase the shareholder does not own, either directly or by attribution under Section 318 of the Code, any shares. If after a repurchase a shareholder continues to own, directly or by attribution, any shares, it is possible that any amounts received in the repurchase by such shareholder will be taxable as a dividend to such shareholder, and there is a risk that shareholders who do not have any of their shares repurchased would be treated as having received a dividend distribution as a result of their proportionate increase in the ownership of the Fund.

    Foreign Taxes. The Fund may be subject to certain taxes imposed by foreign countries with respect to dividends, capital gains and interest income. If the Fund qualifies as a regulated investment company, if certain distribution requirements are satisfied and if more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of foreign corporations, which for this purpose should include obligations issued by foreign governmental issuers, the Fund may elect to treat any foreign income taxes paid by it that can be treated as income taxes under U.S. income tax regulations as paid by its shareholders. The Fund intends to make such an election for taxable years in which it qualifies for the election. For any year that the Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles will be included in the income of its shareholders and each shareholder will be entitled (subject to certain limitations) to credit the amount included in his income against his U.S. tax liabilities, if any, or to deduct such amount from his U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Fund will report to its shareholders, in writing, the amount per share of such foreign income taxes that must be included in each shareholder's gross income and the amount that will be available for deductions or credit. In general, a shareholder may elect each year whether to claim deductions or credits for foreign taxes. No deductions for foreign taxes may be claimed, however, by non-corporate shareholders (including certain foreign shareholders as described below) who do not itemize deductions. If a shareholder elects to credit foreign taxes, the amount of credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. If the Fund makes this election, a shareholder will be treated as receiving foreign source income in an amount equal to the sum of his proportionate share of foreign income taxes paid by the Fund and the portion of dividends paid by the Fund representing income earned from foreign sources. This limitation must be applied separately to certain categories of income and the related foreign taxes. However, legislation has recently been proposed which would eliminate the separate limitation provisions as they apply to individuals.

    Backup Withholding. The Fund may be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends and redemption proceeds paid to non-corporate shareholders. This tax may be withheld from dividends if
(i) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number, (ii) the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Redemption proceeds may be subject to withholding under the circumstances described in (i) above. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a shareholder may be credited against such shareholder's federal income tax liability.

    Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder") depends, in part, on whether the shareholder's income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder. If a shareholder is a resident alien or if dividends or distributions from the Fund are effectively connected with a U.S. trade or business carried on by a foreign shareholder, then dividends of net investment income, distributions of net capital gains and gain realized upon the sale of shares of the Fund will be subject to U.S. income tax at the rates applicable to U.S. citizens or domestic corporations.

    If the income from the Fund is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, (i) dividends of net investment income will be subject to a 30% (or lower treaty rate) U.S. federal withholding tax, and (ii) distributions of net capital gains and gains realized upon the sale of shares of the Fund will not be subject to U.S. federal tax as long as such foreign shareholder is not a non-resident alien individual who was physically present in the United States for more than 183 days or more during the taxable year. However, certain foreign shareholders may nonetheless be subject to 31% backup withholding on distributions of net capital gains and gross proceeds paid to them upon the sale of their shares of the Fund. See "Backup Withholding."

    Foreign shareholders may be subject to an increased United States tax on their income resulting from the Fund's election to "pass through" amounts of foreign taxes paid by the Fund but may not be able to claim a credit or deduction with respect to the foreign taxes treated as having been paid by them. See "Foreign Taxes."

    Transfer by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his death will be includible in such shareholder's gross estate for U.S. federal estate tax purposes.

    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described in this section. Shareholders may be required to provide appropriate documentation to establish their entitlement to the benefits of such a treaty. Foreign investors are advised to consult their own tax advisers with respect to (a) whether their income from the Fund is or is not effectively connected with a U.S. trade or business carried on by them, (b) whether they may claim the benefits of an applicable tax treaty and (c) any other tax consequences to them of an investment in the Fund.

    Investors should consult their own tax advisors regarding specific questions as to the federal, state, local and foreign tax consequence of ownership of shares in the Fund.


                                 NET ASSET VALUE

    Net asset value is determined no less frequently than weekly, on the last business day of each week and at such other times as the Board of Directors may determine, by dividing the value of the net assets of the Fund (the value of its assets less its liabilities including borrowings, exclusive of capital stock and surplus, and less the liquidation value of any outstanding shares of preferred stock, which is expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon, whether or not earned or declared) by the total number of shares of Common Stock outstanding. In valuing the Fund's assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there was no sales price on such date and bid and asked quotations are available, and (iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded government debt securities are typically traded internationally on the OTC market, are valued at the mean between the last current bid and asked price as at the close of business of that market. In instances where a price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board of Directors may prescribe. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value.
Securities for which reliable quotations or pricing services are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

                          DESCRIPTION OF CAPITAL STOCK

Common Stock

    The authorized capital stock of the Fund is 100,000,000 shares of Common Stock ($0.001 par value). All shares of Common Stock are equal as to dividends, distributions and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of Common Stock is entitled to its proportion of the Fund's assets after debts and expenses, and payment of the liquidation preference of any preferred stock. There are no cumulative voting rights for the election of directors.

    The Fund has no present intention of offering additional shares of its Common Stock. Other offerings of its Common Stock, if made, will require approval of the Fund's Board of Directors. Any additional offering will be subject to the requirements of the 1940 Act that shares of Common Stock may not be sold at a price below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing shareholders or with the consent of a majority of the Fund's outstanding Common Stock. The Board of Directors has authorized the officers of the Fund in their discretion, subject to compliance with the 1940 Act and other applicable law, to purchase in the open market up to 5% of the outstanding Common Stock in the event that the Common Stock trades at a discount to net asset value. There is no assurance that any such open market purchases will be made and such authorization may be terminated at any time.

    The following chart indicates the shares of the Common Stock outstanding as of August 31, 1996:

                                                          Amount
                                                       Outstanding
                                                        Exclusive
                                         Amount Held    of Amount
                                             by          Held by
                                         Registrant     Registrant
                        Registrant or    or for its     or for its
Amount Title of Class  for Authorized    Own Account   Own Account
---------------------  --------------    -----------   ------------
Common Stock             100,000,000          0         21,857,134



Preferred Stock

    The Fund's Articles of Incorporation provide that the Board of Directors may classify or reclassify any unissued shares of capital stock into one or more additional or other classes or series, with rights as determined by the Board of Directors, by action by the Board of Directors without the approval of the holders of Common Stock. Holders of Common Stock have no preemptive right to purchase any shares of preferred stock that might be issued. No shares of preferred stock are currently issued or outstanding.

    Although the terms of any preferred stock, including its dividend rate, liquidation preference and redemption provisions will be determined by the Board of Directors (subject to applicable law and the Fund's Articles of Incorporation), it is likely that the preferred stock will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term debt securities, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the preferred stock will be similar to those stated below.

    Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of preferred stock will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accrued and unpaid dividends, whether or not declared) before any distribution of assets is made to holders of Common Stock. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred stockholders will not be entitled to any further participation in any distribution of assets by the Fund.

    Voting Rights. The 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two directors at all times and, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, to elect a majority of the directors at any time two years' dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by stockholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Description of Capital Stock--Special Voting Provisions" concerning voting requirements for conversion of the Fund to an open-end investment company and other matters. In addition, in the discretion of the Board of Directors, subject to the 1940 Act, the terms of any preferred stock may also provide for the vote of up to 75% of the preferred stock, voting separately as a class, regarding certain transactions involving a merger or sale of assets or conversion of the Fund to open-end status and other matters. The Board of Directors presently intends that, except for the matters discussed in the previous sentence and except as otherwise indicated in this Prospectus and as otherwise required by applicable law, holders of shares of preferred stock will have equal voting rights with holders of Common Stock (one vote per share, unless otherwise required by the 1940 Act), and will vote together with holders of Common Stock as a single class.

    It is presently intended that in connection with the election of the Fund's directors, on and after issuance of any preferred stock the holders of all outstanding shares of preferred stock, voting as a separate class, would be entitled to elect two directors of the Fund, and the remaining directors would be elected by holders of Common Stock and preferred stock, voting together as a single class. The Fund's By-Laws provide that the Board of Directors shall consist of not less than two nor more than 12 directors, as may be determined from time to time by vote of a majority of directors then in office.

    The affirmative vote of the holders of a majority of the outstanding shares of preferred stock, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of shares of preferred stock so as to affect materially and adversely such preferences, rights, or powers, or increase or decrease the number of shares of preferred stock. The class vote of holders of preferred stock described above will in each case be in addition to any other vote required to authorize the action in question.

    Redemption, Purchase and Sale of Preferred Stock by the Fund. The terms of any preferred stock that is issued are expected to provide that it is redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, that the Fund may tender for or purchase shares of preferred stock and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of shares of preferred stock by the Fund will reduce the leverage applicable to shares of Common Stock, while any resale of shares of preferred stock by the Fund will increase such leverage. See "Additional Investment Activities--Leverage."

    The discussion above describes the present intention of the Board of Directors with respect to an offering of preferred stock if the Board elects to utilize preferred stock in order to leverage the Fund's Common Stock. If the Board of Directors determines to proceed with such an offering, the terms of the preferred stock may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Articles of Incorporation. The Board of Directors, without the approval of the holders of Common Stock, may authorize an offering of preferred stock or may determine not to authorize such an offering, and may fix the terms of the preferred stock to be offered.

Future Actions Relating to a Discount in the Price of the Fund's Shares of Common Stock

    Shares of closed-end investment companies frequently trade at discounts from net asset value. The Fund cannot predict whether its shares of Common Stock will trade above, at or below net asset value in the future. The market price of the Fund's shares of Common Stock will be determined by, among other things, the supply and demand for the Fund's shares, the Fund's investment performance and investor perception of the Fund's overall attractiveness as an investment as compared with alternative investments. If, at any time, shares of the Fund's Common Stock publicly trade for a substantial period of time at a substantial discount from the Fund's then current net asset value per share, the Fund's Board of Directors will consider, at its next regularly scheduled meeting, authorizing various actions designed to eliminate the discount. The actions considered by the Board of Directors may include periodic repurchases of shares or recommending to shareholders amendments to the Fund's Articles of Incorporation to convert the Fund to an open-end investment company. The Board of Directors will consider all relevant factors in determining whether to take any such actions, including the effect of such actions on the Fund's status as a regulated investment company under the Code and the availability of cash to finance these repurchases in view of the restrictions on the Fund's ability to borrow. No assurance can be given that the Fund will convert to an open-end investment company or that share repurchases will be made or that, if made, they will reduce or eliminate market discount. Should any such repurchases be made in the future, it is expected that they would be made at prices at or below the current net asset value per share. Any such repurchases would cause the Fund's net assets to decrease, which may have the effect of increasing the Fund's expense ratio. The Fund may borrow money to finance the repurchase of shares subject to the limitations described in this Prospectus. Any interest on the borrowings will reduce the Fund's net income.

    In the event that the Fund engages in financial leveraging, the asset coverage requirements of the 1940 Act may restrict the Fund's ability to engage in repurchases of its shares of Common Stock. With respect to senior securities consisting of debt, such requirements provide that no purchases of shares may be made by the Fund unless, at the time of the purchase, the senior securities consisting of debt have an asset coverage of at least 300% after deducting the amount of the purchase price. With respect to preferred stock, the applicable asset coverage percentage is 200%. See "Additional Investment Activities--Leverage."

    In considering whether to recommend to shareholders the conversion of the Fund to an open-end investment company, the Fund's Board of Directors would consider a number of factors including whether the Fund's ability to operate in accordance with its investment policies, such as its authority to invest in illiquid securities, may be impaired as a result. In light of the position of the Commission that illiquid securities may not exceed 15% of the total assets of a registered open-end investment company, an attempt to convert the Fund to such a company would have to take into account the percentage of such securities in the Fund's portfolio at the time, and other factors. The Fund cannot predict whether on this basis it would be able to effect any such conversion or whether relief from the Commission's position, if sought, could be obtained. Under certain circumstances, a shareholder vote may be required to authorize periodic repurchases of the Fund's shares of Common Stock. In considering whether to recommend to shareholders such authorization, the Board of Directors similarly would consider a number of factors including limitations that may be placed on the Fund's investment policies as a consequence of such repurchase policy.

    Any amendment to the Fund's Articles of Incorporation that would convert the Fund to an open-end investment company would require the approval of the holders of the outstanding Common Stock and preferred stock voting together as a single class, and of the holders of the Fund's shares of preferred stock voting as a separate class. See "Description of Capital Stock--Preferred Stock" and "Description of Capital Stock--Special Voting Provisions" for a discussion of voting requirements applicable to conversion of the Fund to an open-end investment company. If the Fund is converted to an open-end investment company, it would be required to redeem all shares of preferred stock then outstanding and repay all outstanding short-term debt, thus removing the special risks and possible advantages and disadvantages associated with the use of leverage. An open-end investment company may, however, engage in bank borrowing. In addition, if the Fund converted to an open-end investment company, it could be required to liquidate its portfolio investments to meet requests for redemption, and the Common Stock would no longer be listed on the NYSE. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at the net asset value, less such redemption charge, if any, as might be in effect at the time of redemption.

Special Voting Provisions

    The Fund has provisions in its Articles of Incorporation and By-Laws that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund, to cause it to engage in certain transactions or to modify its structure. The Fund's Board of Directors is divided into three classes, each with a term of three years, with one class of directors standing for election in any given year. This provision could delay for up to two years the replacement of a majority of the Board of Directors. A director may be removed from office only for cause and only by a vote of the holders of at least 75% of the shares of the Fund entitled to be cast on the matter. The written request by the holders of at least 10% of the shares of the Fund entitled to be cast on such matter is required to call a meeting for the purpose of removing a director.

    The affirmative vote of 75% of the entire Board of Directors is required to authorize the conversion of the Fund from a closed-end to an open-end investment company. The conversion also requires the affirmative vote of the holders of 75% of the votes entitled to be cast thereon by the shareholders of the Fund unless it is approved by a vote of 75% of the Continuing Directors (as defined below), in which event such conversion requires the approval of the holders of a majority of the votes entitled to be cast thereon by the shareholders of the Fund. A "Continuing Director" is any member of the Board of Directors of the Fund who (i) is not a person or affiliate of a person who enters or proposes to enter into a Business Combination (as defined below) with the Fund (an "Interested Party") and

(ii) who has been a member of the Board of Directors of the Fund for a period of at least 12 months or is a successor of a Continuing Director who is unaffiliated with an Interested Party and is recommended to succeed a Continuing Director by a majority of the Continuing Directors then on the Board of Directors of the Fund.

    The affirmative votes of 75% of the entire Board of Directors and the holders of 75% of the votes entitled to be cast thereon by the shareholders of the Fund are required to authorize any of the following transactions:

    (i) merger, consolidation or statutory share exchange of the Fund with or into any other person;

    (ii) issuance or transfer by the Fund (in one or a series of transactions in any 12 month period) of any securities of the Fund to any person or entity for cash, securities or other property (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding issuances or transfers of debt securities of the Fund, sales of securities of the Fund in connection with a public offering, issuances of securities of the Fund pursuant to a dividend reinvestment plan adopted by the Fund, issuances of securities of the Fund upon the exercise of any stock subscription rights distributed by the Fund and portfolio transactions effected by the Fund in the ordinary course of its business;

    (iii) sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Fund (in one or a series of transactions in any 12 month period) to or with any person or entity of any assets of the Fund having an aggregate fair market value of $1,000,000 or more, except for portfolio transactions (including pledges of portfolio securities in connection with borrowings) effected by the Fund in the ordinary course of its business (transactions within clauses (i), (ii) and (iii) above being known individually as a "Business Combination");

    (iv) any proposal as to the voluntary liquidation or dissolution of the Fund or an amendment to the Fund's Articles of Incorporation to terminate the Fund's existence; or

    (v) unless the 1940 Act or federal law requires a lesser vote, any shareholder proposal as to specific investment decisions made or to be made with respect to the Fund's assets as to which shareholder approval is required under federal or Maryland law.

    However, a 75% shareholder vote will not be required with respect to the foregoing transactions (other than those set forth in (v) above) if they are approved by a vote of 75% of the Continuing Directors and, in that case, the lesser state law voting requirements, if any, will apply. See "Description of Capital Stock--Preferred Stock." In addition, in the discretion of the Board of Directors subject to the 1940 Act, the terms of any preferred stock may also provide for the vote of up to 75% of the preferred stock, voting separately as a class, with respect to some or all of the foregoing transactions and/or with respect to the conversion of the Fund from a closed-end to an open-end investment company.

    The Fund's By-Laws contain provisions the effect of which is to prevent matters, including nominations of directors, from being considered at a shareholders' meeting where the Fund has not received notice of the matters at least 60 days prior to the meeting (or 10 days following the date notice of such meeting is given by the Fund if less than 70 days' notice of such meeting is given by the Fund).

    The Board of Directors has determined that the foregoing voting requirements, which are generally greater than the minimum requirements under Maryland law and the 1940 Act, are in the best interests of shareholders generally.

    Reference is made to the Articles of Incorporation and By-Laws of the Fund, on file with the Commission, for the full text of these provisions. See "Further Information." These provisions could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. In the opinion of the Investment Manager and the Investment Adviser, however, these provisions offer several possible advantages. They may require persons seeking control of the Fund to negotiate with its management regarding the price to be paid for the shares required to obtain such control, they promote continuity and stability and they enhance the Fund's ability to pursue long-term strategies that are consistent with its investment objectives.

         CUSTODIAN, TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

    Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as custodian for the Fund's assets. American Stock Transfer & Trust Company, 40 Wall Street, New York, New York 10005, acts as the transfer agent, dividend paying agent and registrar for the Fund's Common Stock.


                                     EXPERTS

    The financial statements of the Fund included in the Fund's Annual Report to Shareholders as of May 31, 1996, have been incorporated by reference in this Prospectus in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                               FURTHER INFORMATION

    The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith files reports, proxy statements and other information with the Commission. Such reports, proxy statements and other information filed by the Fund can be inspected and copied at public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington D.C. 20549; Seven World Trade Center, 13th Floor, New York, New York 10048; and 500 West Madison Street, Chicago, Illinois 60661. The Fund's Common Stock is listed on the New York Stock Exchange. Reports, proxy statements and other information concerning the Fund can be inspected and copied at the Library of the New York Stock Exchange at 20 Broad Street, New York, New York 10005.

APPENDIX A

                GENERAL CHARACTERISTICS AND RISKS OF DERIVATIVES

    A detailed discussion of Derivatives (as defined below) that may be used by the Investment Adviser follows below. The Fund is not obligated, however, to use any Derivatives and makes no representation as to the availability of these techniques at this time or at any time in the future. "Derivatives," as used in this Appendix, refers to interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and over-the-counter ("OTC") put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps, floors, collars, entering into equity swaps, caps, floors or trading in other similar types of instruments.

    The Fund's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable regulations of the Commodity Futures Trading Commission ("CFTC") thereunder and the federal income tax requirements applicable to regulated investment companies which are not operated as commodity pools.

General Characteristics of Options

    Put options and call options typically have structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Derivatives involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

    A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the obligation to buy, the underlying security, index, currency or other instrument at the exercise price. The Fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercised price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

    OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or (currency, although in the future, cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

    The Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange, (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

    The hours of trading for listed options may coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

    OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium guaranties and security, are determined by negotiation of the parties. The Fund will generally only enter into OTC options that have cash settlement provisions, although it is not required to do so.

    Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Investment Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be met. The Fund will enter into OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that the Investment Adviser deems to be creditworthy. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by the Fund and the amount of the Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

    If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund's income. Similarly, the sale of put options can also provide gains for the Fund.

    The Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it or against loss, a call sold by the Fund will expose the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument that it might otherwise have sold.

    The Fund reserves the right to purchase or sell options on instruments and indices, (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. In selling put options, the Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

    The Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. In selling put options, a Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures Contracts and Options on Futures Contracts

    The Fund may trade financial futures contracts or purchase or sell put and call options on those contracts as a hedge against anticipated interest rate currency or market changes, and for risk management purposes or the Fund may seek to increase its income or gain. Futures contracts are generally bought and sold on the commodities exchange on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

    The Fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified asset ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

    The Fund will not enter into a futures contract or option thereon if, immediately thereafter, the sum of the amount of its initial margin and premiums required to maintain permissible non-bona fide hedging positions in futures contracts and options thereon would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on existing contracts; however in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund's securities. The segregation requirements with respect to futures contracts and options thereon are described below under "Use of Segregated and Other Special Accounts."

Options on Securities Indices and Other Financial Indices

    The Fund may purchase and sell call and put options on securities indices and other financial indices. In doing so, the Fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions

    The Fund may engage in currency transactions with Counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." The Fund may enter into currency transactions only with Counterparties that the Investment Adviser deems to be creditworthy.

    Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Fund that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

    The Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Fund has or in which the Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's holdings is exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Fund's securities denominated in linked currencies.

    Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors." If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

Combined Transactions

    The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions, instead of a single Derivative, as part of a single or combined strategy when, in the judgment of the Investment Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the Investment Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund's management objective.

Swaps, Caps, Floors and Collars

    The Fund may enter into interest rate, currency and equity swap, the purchase or sale of related caps, floors and collars and other similar arrangements. The Fund will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing or selling at a later date or to generate income or gain. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). An equity swap is an agreement to exchange cash flows on a national principal amount based on changes in the values of the reference index. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the currency exchange rates. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified interest rate, currency exchange rate or index exceeds a predetermined rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified interest rate currency exchange rate or index falls below a predetermined rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of rates or values.

    The Fund will usually enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

    Inasmuch as these swaps, caps, floors, collars and other similar types of instruments are entered into for good faith hedging or other non-speculative purposes, they do not constitute senior securities under the 1940 Act, and, thus, will not be treated as being subject to the Fund's applicable borrowing restrictions. The Fund will not enter into any swap, cap, floor, collar or other similar type of transaction unless the Investment Adviser deems the Counterparty to be creditworthy. If a Counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

    The liquidity of swap agreements will be determined by the Investment Adviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed within the 10% restriction on investment in securities that are not readily marketable.

    The Fund will maintain cash and appropriate liquid assets (i.e., high grade debt securities) in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement. See "Use of Segregated and Other Special Accounts" below.

Risk Factors

    Derivatives have special risks associated with them, including possible default by the Counterparty to the transaction, illiquidity and, to the extent the Investment Adviser's view as to certain market movements is incorrect, the risk that the use of the Derivatives could result in losses greater than if they had not been used. Use of put and call options could result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause the Fund to hold a security it might otherwise sell.

    The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of the Fund could create the possibility that losses on the hedging instrument are greater than gain in the value of the Fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses. Although the Fund's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium. However, because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

    As is the case with futures and options strategies, the effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund's ability to terminate the transactions at times when the Investment Adviser deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of the Investment Adviser entering into the transaction.

    Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

    Losses resulting from the use of Derivatives will reduce the Fund's net asset value, and possibly income, and the losses can be greater than if Derivatives had not been used.

Risk of Derivatives Outside the United States

    When conducted outside the United States, Derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. Derivatives also could be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability of dates on which to make trading decisions than in the United States, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts

    Use of many Derivatives by the Fund will require, among other things, that the Fund segregate cash or other liquid assets with its custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian or sub-custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid assets equal to the exercise price. Except when the Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid assets equal to the amount of the Fund's obligations.

    OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the Options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

    In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. These assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of cash or liquid assets having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

    Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related Derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other Derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

================================================================================


    No person has been authorized to give any information or to make any representation in conection with this offering other than those contained in this Prospectus, and, if given or made, such information or representation must not be relied upon as having been authorized by the Fund, the Fund's investment manager or adviser or Oppenheimer & Co., Inc. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.


                                   ----------


                      TABLE OF CONTENTS

                                                               Page
                                                               ----

        Prospectus Summary ...............................       2
        Summary of Expenses ..............................      10
        The Fund .........................................      12
        Use of Proceeds ..................................      12
        Investment Objectives and Policies ...............      14
        Additional Investment Activities .................      19
        Investment Restrictions ..........................      23
        Risk Factors and Special Considerations ..........      24
        Management of the Fund ...........................      28
        Portfolio Transactions ...........................      33
        Dividends and Distributions; Dividend
         Reinvestment and Cash Purchase Plan .............      34
        Taxation .........................................      36
        Net Asset Value ..................................      40
        Description of Capital Stock .....................      41
        Custodian, Transfer Agent, Dividend Paying
         Agent and Registrar .............................      45
        Experts ..........................................      45
        Further Information ..............................      45
        Appendix A: General Characteristics
         and Risks of Derivatives ........................      A-1

================================================================================


================================================================================


                                  THE EMERGING
                                 INCOME MARKETS
                                   FUND II INC


                                  Common Stock








                                   -----------
                                   PROSPECTUS
                                   -----------










                             Oppenheimer & Co., Inc.


                                 October 10, 1996



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